UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                              CERTIFIED SHAREHOLDER
              REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09121
                             JNL VARIABLE FUND LLC
               (Exact name of registrant as specified in charter)

                       1 Corporate Way, Lansing, MI 48951
              (Address of principal executive offices) (Zip code)

                               Susan S. Rhee, Esq.
                     Jackson National Asset Management, LLC
                                1 Corporate Way
                               Lansing, MI 48951
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517 381-5500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004


Item 1. Report to Shareholders.


Dear Investors:

We are pleased to provide you with this report on the operations of the JNL Series Trust and the JNL Variable Fund LLC, JNL Variable Fund III LLC, JNL Variable Fund V LLC, and JNLNY Variable Fund I LLC (collectively, JNL Variable Funds LLC) for the six-month period ending June 30, 2004.

The Dow Jones, S&P 500 and NASDAQ all experienced an upturn starting in late March of 2003 and continuing during the initial start of 2004, until subsequently drifting lower. Fear of terrorism, higher energy prices, higher interest rates and weak job data, among other concerns, have contributed to recent weak market performance.

Equity market indicators for the six-month period ending June 30, 2004, showed the Dow Jones up less than 1%; the S&P 500 up just under 3.5%; the EAFE Index (a proxy for International Stock Markets) up over 4.5%, and the NASDAQ up just under 2.5%. Small cap stocks outpaced large caps during the first half of the year. In addition, the industrial and energy sectors posted strong returns.

Fixed income market indicators for the six-month period ending June 30, 2004, showed the Lehman Brothers Aggregate Bond Index nearly flat, with a gain of only 0.15% and the Lehman Brothers High Yield Index up just over 1.3%.

Some market pundits view the U.S. equity market as being fairly valued and experiencing moderately paced growth. Stock prices have generally followed earnings. If earnings growth continues, we expect to see stock valuation move upward accordingly. As anticipated, the Federal Reserve Board raised the federal funds rate to 1.25% in late June of this year and the markets anticipate further rate hikes this year in an effort to moderate growth. The current interest rate environment in the U.S. is still historically low as we start to move off from some of the lowest rates in more then 40 years. Through any market environment, we recommend that our investors maintain a disciplined, long-term investment plan.

The JNL Series Trust and JNL Variable Funds LLC offer a wide variety of Funds, each with its own investment objective and strategy. The performance of each Fund is influenced by its investment objective and the investment style of its money managers, as well as the market environment. We hope that our wide selection of Funds affords you the opportunity to create a portfolio that meets your investment objectives and needs.

Thank you for your continued confidence in our products and services. We strive to provide successful investment vehicles that will help you meet your financial goals.


Respectfully,

/s/ Robert A. Fritts

Robert A. Fritts
President & Chief Executive Officer
JNL Series Trust
JNL Variable Funds LLC

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
JNL VARIABLE FUNDS (UNAUDITED)
SCHEDULES OF INVESTMENTS (IN THOUSANDS)
JUNE 30, 2004

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Common Stocks - 99.3%
Telecommunications - 74.3%
         Alltel Corp.                                                  12               $599
         AT&T Corp.                                                    37               549
         BellSouth Corp.                                               27               720
         CenturyTel Inc.                                               20               597
         Cincinnati Bell Inc. (b)                                      109              482
         Citizens Communications Co. (b)                               45               547
         IDT Corp. (b)                                                 16               294
         IDT Corp. - Class B (b)                                       15               276
         Level 3 Communications Inc. (b) (c)                           18               63
         Qwest Communications International Inc. (b)                   144              516
         SBC Communications Inc.                                       68               1,651
         Sprint Corp. - FON Group (c)                                  35               617
         Telephone & Data Systems Inc.                                 9                604
         Verizon Communications Inc.                                   65               2,360
                                                                                        9,875
Wireless Telecommunications - 25.0%
         AT&T Wireless Services Inc. (b)                               46               656
         Nextel Communications Inc. (b)                                24               648
         Nextel Partners Inc. (b)                                      9                137
         NII Holdings Inc. - Class B (b)                               13               450
         US Cellular Corp. (b)                                         11               441
         Western Wireless Corp. (b)                                    23               667
         Wireless Facilities Inc. (b)                                  33               325
                                                                                        3,324

         Total Common Stocks (cost $12,928)                                             13,199

Short Term Investments - 1.3%
Money Market Funds - 1.3%
         Dreyfus Cash Management Plus, 1.14% (a) (d)                   167              167

         Total Short Term Investments (cost $167)                                       167

Total Investments - 100.6% (cost $13,095)                                               13,366
Other Assets and Liabilities, Net -  (0.6%)                                             (83)
Total Net Assets - 100%                                                                 $13,283

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Common Stocks - 99.9%
Advertising - 1.7%
         Advo Inc.                                                     -                $10
         Catalina Marketing Corp. (b)                                  -                7
         Harte-Hanks Inc.                                              -                11
         Interpublic Group of Cos. Inc. (b)                            4                54
         Lamar Advertising Co. (b) (c)                                 1                33
         Omnicom Group Inc.                                            2                131
         R.H. Donnelley Corp. (b)                                      -                13
         ValueVision Media Inc. - Class A (b)                          -                2
                                                                                        261
Airlines - 1.3%
         AirTran Holdings Inc. (b) (c)                                 1                12
         Alaska Air Group Inc. (b)                                     -                6
         AMR Corp. (b) (c)                                             1                18
         Atlantic Coast Airlines Holdings Inc. (b)                     -                2
         Continental Airlines Inc. (b) (c)                             1                6
         Delta Air Lines Inc. (b) (c)                                  1                7
         JetBlue Airways Corp. (b)                                     1                23
         Northwest Airlines Corp. (b) (c)                              1                6
         SkyWest Inc.                                                  -                8
         Southwest Airlines Co.                                        7                111
                                                                                        199
Apparel - 2.9%
         Coach Inc. (b)                                                2                79
         Jones Apparel Group Inc.                                      1                47
         Kellwood Co.                                                  -                11
         Liz Claiborne Inc.                                            1                37
         NIKE Inc. (c)                                                 2                129
         Phillips-Van Heusen                                           -                5
         Polo Ralph Lauren Corp.                                       -                16
         Quiksilver Inc. (b)                                           1                12
         Reebok International Ltd.                                     -                16
         Russell Corp.                                                 -                5
         Stride Rite Corp.                                             -                5
         Timberland Co. - Class A (b)                                  -                13
         Tommy Hilfiger Corp. (b)                                      1                13
         Unifi Inc. (b)                                                -                1
         V.F. Corp.                                                    1                39
         Wolverine World Wide Inc.                                     -                9
                                                                                        437
Auto Manufacturers - 2.9%
         Ford Motor Co. (c)                                            16               252
         General Motors Corp. (c)                                      4                198
                                                                                        450
Auto Parts & Equipment - 2.0%
         American Axle & Manufacturing Holdings Inc.                   -                11
         ArvinMeritor Inc.                                             1                13
         BorgWarner Inc.                                               -                21
         Cooper Tire & Rubber Co.                                      1                16
         Dana Corp.                                                    1                27
         Delphi Corp.                                                  5                49
         Goodyear Tire & Rubber Co. (b) (c)                            2                14
         Johnson Controls Inc.                                         2                93
         Lear Corp.                                                    1                37
         Modine Manufacturing Co.                                      -                8
         Superior Industries International Inc.                        -                6
         Tower Automotive Inc. (b)                                     -                2
         Visteon Corp.                                                 1                13
                                                                                        311
Commercial Services - 0.8%
         Aramark Corp.                                                 1                16
         Interactive Data Corp. (b)                                    -                6
         McKesson Corp.                                                3                86
         Valassis Communications Inc. (b)                              -                14
                                                                                        122
Computers - 0.1%
         Factset Research Systems Inc.                                 -                9
         Lexar Media Inc. (b) (c)                                      1                4
                                                                                        13
Distribution & Wholesale - 0.7%
         Fastenal Co. (c)                                              1                34
         Genuine Parts Co.                                             2                65
         Owens & Minor Inc.                                            -                9
                                                                                        108
Electronics - 0.2%
         Gentex Corp.                                                  1                28

Entertainment - 1.3%
         Alliance Gaming Corp. (b)                                     -                6
         GTECH Holdings Corp.                                          1                25
         International Game Technology                                 3                124
         International Speedway Corp. - Class A                        -                13
         Metro-Goldwyn-Mayer Inc. (b) (c)                              1                8
         Pinnacle Entertainment Inc. (b)                               -                4
         Scientific Games Corp. - Class A (b)                          1                12
         Six Flags Inc. (b)                                            1                6
                                                                                        198
Healthcare - 0.2%
         Henry Schein Inc. (b)                                         -                26
         Oakley Inc.                                                   -                2
         PSS World Medical Inc. (b)                                    1                6
                                                                                        34
Home Builders - 2.5%
         Beazer Homes USA Inc. (c)                                     -                13
         Centex Corp.                                                  1                52
         Champion Enterprises Inc. (b) (c)                             1                6
         DR Horton Inc.                                                2                54
         Fleetwood Enterprises Inc. (b) (c)                            -                5
         Hovnanian Enterprises Inc. - Class A (b)                      -                10
         KB Home                                                       -                25
         Lennar Corp.                                                  -                5
         Lennar Corp. (c)                                              1                50
         MDC Holdings Inc.                                             -                13
         NVR Inc. (b)                                                  -                23
         Pulte Homes Inc.                                              1                51
         Ryland Group Inc. (c)                                         -                18
         Standard-Pacific Corp.                                        -                13
         Thor Industries Inc.                                          -                12
         Toll Brothers Inc. (b) (c)                                    -                19
         Winnebago Industries (c)                                      -                12
                                                                                        381
Home Furnishings - 1.2%
         Ethan Allen Interiors Inc.                                    -                12
         Furniture Brands International Inc.                           -                11
         Harman International Industries Inc.                          1                55
         La-Z-Boy Inc. (c)                                             -                8
         Leggett & Platt Inc.                                          2                48
         Maytag Corp.                                                  1                17
         Whirlpool Corp.                                               1                38
                                                                                        189
Household Products - 0.1%
         American Greetings Corp. - Class A (b) (c)                    1                14
         Fossil Inc. (b)                                               -                9
                                                                                        23
Internet - 1.1%
         Amazon.Com Inc. (b)                                           3                146
         DoubleClick Inc. (b) (c)                                      1                9
         NetFlix Inc. (b) (c)                                          -                8
                                                                                        163
Leisure Time - 3.0%
         Bally Total Fitness Holding Corp. (b) (c)                     -                2
         Brunswick Corp.                                               1                34
         Callaway Golf Co. (c)                                         1                7
         Carnival Corp. (c)                                            4                166
         Harley-Davidson Inc.                                          3                167
         Multimedia Games Inc. (b) (c)                                 -                5
         Nautilus Group Inc. (c)                                       -                6
         Polaris Industries Inc. (c)                                   -                19
         Royal Caribbean Cruises Ltd.                                  1                40
         WMS Industries Inc. (b) (c)                                   -                5
                                                                                        451
Lodging - 3.0%
         Aztar Corp. (b)                                               -                10

         Caesars Entertainment Inc. (b)                                2                37
         Harrah's Entertainment Inc.                                   1                57
         Hilton Hotels Corp.                                           4                67
         La Quinta Corp. (b)                                           2                14
         Mandalay Resort Group (c)                                     1                38
         Marriott International Inc. - Class A                         2                83
         MGM MIRAGE (b) (c)                                            1                27
         Prime Hospitality Corp. (b)                                   -                5
         Starwood Hotels & Resorts Worldwide Inc.                      2                85
         Station Casinos Inc. (c)                                      -                15
         Wynn Resorts Ltd. (b)                                         1                19
                                                                                        457
Manufacturing - 0.5%
         Eastman Kodak Co. (c)                                         3                71

Media - 26.4%
         Belo Corp. - Class A                                          1                25
         Cablevision Systems Corp. (b) (c)                             2                34
         Charter Communications Inc. (b) (c)                           2                9
         Clear Channel Communications Inc.                             5                190
         Comcast Corp. - Class A (b)                                   12               322
         Comcast Corp. - Special Class A (b) (c)                       8                223
         COX Communications Inc. (b) (c)                               2                51
         COX Radio Inc. (b)                                            -                6
         Cumulus Media Inc. - Class A (b)                              -                7
         Dow Jones & Co. Inc.                                          -                19
         E.W. Scripps Co.                                              -                40
         EchoStar Communications Corp. (b)                             2                67
         Emmis Communications Corp. (b) (c)                            -                10
         Entercom Communications Corp. (b)                             -                14
         Fox Entertainment Group Inc. (b)                              2                44
         Gannett Co. Inc.                                              3                212
         Gemstar-TV Guide International Inc. (b)                       2                9
         Hearst-Argyle Television Inc.                                 -                6
         Hollinger International Inc.                                  -                7
         Insight Communications Co. Inc. (b)                           -                5
         Knight-Ridder Inc. (c)                                        1                51
         Lee Enterprises Inc.                                          -                16
         Liberty Media Corp. (b)                                       24               212
         Liberty Media International Inc. - Class A (b)                1                46
         McClatchy Co.                                                 -                13
         McGraw-Hill Cos. Inc.                                         2                134
         Media General Inc.                                            -                12
         Meredith Corp.                                                -                21
         New York Times Co.                                            1                61
         Radio One Inc. - Class D (b) (c)                              1                9
         Reader's Digest Association Inc. - Class A                    1                12
         Scholastic Corp. (b)                                          -                10
         Sinclair Broadcast Group Inc. - Class A                       -                4
         Sirius Satellite Radio Inc. (b) (c)                           12               36
         The DIRECTV Group Inc. (b)                                    6                101
         Time Warner Inc. (b)                                          40               707
         Tribune Co.                                                   2                90
         UnitedGlobalCom Inc. (b)                                      3                24
         Univision Communications Inc. (b) (c)                         2                69
         Viacom Inc. - Class A                                         -                13
         Viacom Inc. - Class B                                         14               490
         Walt Disney Co.                                               19               480
         Washington Post                                               -                53
         Westwood One Inc. (b)                                         1                17
         Wiley (John) & Sons Inc.                                      -                12
         XM Satellite Radio Holdings Inc. - Class A (b) (c)            2                45
         Young Broadcasting Inc. (b)                                   -                2
                                                                                        4,040
Office Furnishings - 0.3%
         Herman Miller Inc. (c)                                        1                18
         HNI Corp.                                                     -                19
         Interface Inc. (b)                                            -                3
         Steelcase Inc.                                                -                5
                                                                                        45
Pharmaceuticals - 2.3%
         AmerisourceBergen Corp.                                       1                61
         Cardinal Health Inc.                                          4                276
         Priority Healthcare Corp. (b)                                 -                7
                                                                                        344
Retail - 42.6%
         99 Cents Only Stores (b) (c)                                  -                7
         Abercrombie & Fitch Co. - Class A                             1                33
         Advance Auto Parts (b)                                        1                29
         Aeropostale Inc. (b)                                          1                14
         American Eagle Outfitters Inc. (b)                            -                13
         AnnTaylor Stores Corp. (b) (c)                                1                19
         Applebees International Inc.                                  1                18
         Autonation Inc. (b) (c)                                       2                31
         Autozone Inc. (b)                                             1                48
         Barnes & Noble Inc. (b)                                       1                18
         Bed Bath & Beyond Inc. (b)                                    3                106
         Best Buy Co. Inc.                                             2                123
         Big Lots Inc. (b)                                             1                15
         BJ's Wholesale Club Inc. (b)                                  1                16
         Bob Evans Farms Inc.                                          -                9
         Borders Group Inc.                                            1                16
         Brinker International Inc. (b)                                1                31
         Carmax Inc. (b)                                               1                20
         Cato Corp. - Class A                                          -                5
         CBRL Group Inc.                                               -                14
         CEC Entertainment Inc. (b)                                    -                10
         Charming Shoppes Inc. (b) (c)                                 1                9
         Cheesecake Factory (b) (c)                                    -                18
         Chico's FAS Inc. (b) (c)                                      1                38
         Children's Place Retail Stores Inc. (b)                       -                2
         Christopher & Banks Corp.                                     -                5
         Circuit City Stores Inc. - Circuit City Group (c)             2                21
         Claire's Stores Inc.                                          1                17
         Cost Plus Inc. (b)                                            -                6
         Costco Wholesale Corp.                                        4                173
         CVS Corp.                                                     4                153
         Darden Restaurants Inc.                                       1                28
         Dillard's Inc. - Class A                                      1                14
         Dollar General Corp.                                          3                55
         Dollar Tree Stores Inc. (b)                                   1                29
         Dress Barn Inc. (b)                                           -                2
         Duane Reade Inc. (b)                                          -                4
         Family Dollar Stores Inc.                                     2                46
         Federated Department Stores Inc.                              2                81
         Foot Locker Inc.                                              1                32
         Fred's Inc.                                                   -                6
         Gap Inc. (c)                                                  6                146
         Genesco Inc. (b)                                              -                5
         Guitar Center Inc. (b)                                        -                9
         Hollywood Entertainment Corp. (b)                             1                7
         Home Depot Inc.                                               21               724
         HOT Topic Inc. (b) (c)                                        -                8
         IHOP Corp.                                                    -                7
         J.C. Penney Co. Inc.                                          3                96
         Jack in the Box Inc. (b)                                      -                9
         Kenneth Cole Productions Inc.                                 -                2
         Kmart Holding Corp. (b) (c)                                   -                24
         Kohl's Corp. (b)                                              3                118
         Krispy Kreme Doughnuts Inc. (b) (c)                           -                9
         Limited Brands Inc.                                           4                69
         Linens `N Things Inc. (b)                                     -                13
         Lone Star Steakhouse & Saloon Inc.                            -                5
         Longs Drug Stores Corp.                                       -                7
         Lowe's Cos. Inc.                                              7                342
         May Department Stores Co.                                     3                73
         McDonald's Corp.                                              12               300
         Men's Wearhouse Inc. (b)                                      -                8
         Michaels Stores Inc.                                          1                34
         Neiman-Marcus Group Inc. - Class A                            -                15
         Nordstrom Inc.                                                1                41
         Office Depot Inc. (b)                                         3                52
         O'Reilly Automotive Inc. (b)                                  -                22
         Outback Steakhouse Inc.                                       1                26
         Pacific Sunwear of California (b)                             1                14
         Panera Bread Co. - Class A (b) (c)                            -                9
         Papa John's International Inc. (b)                            -                4
         Payless Shoesource Inc. (b)                                   1                8
         PEP Boys-Manny Moe & Jack                                     1                13
         Petco Animal Supplies Inc. (b)                                -                12
         Petsmart Inc.                                                 1                43
         PF Chang's China Bistro Inc. (b) (c)                          -                9
         Pier 1 Imports Inc.                                           1                13
         RadioShack Corp.                                              1                42
         Rite Aid Corp. (b)                                            4                21
         Ross Stores Inc.                                              1                38
         Ruby Tuesday Inc.                                             1                18
         Ryan's Restaurant Group Inc. (b)                              -                6
         Saks Inc. (b)                                                 1                18
         Sears Roebuck & Co.                                           2                68
         ShopKo Stores Inc. (b)                                        -                5
         Sonic Corp. (b)                                               1                13
         Staples Inc.                                                  5                134
         Starbucks Corp. (b)                                           4                158
         Stein Mart Inc. (b)                                           -                3
         Talbots Inc.                                                  -                8
         Target Corp.                                                  8                322
         The Sports Authority Inc. (b)                                 -                6
         Tiffany & Co.                                                 1                50
         TJX Cos. Inc.                                                 5                110
         Toys "R" Us Inc. (b)                                          2                31
         Tractor Supply Co. (b)                                        -                14
         Triarc Cos.                                                   -                2
         Tuesday Morning Corp. (b)                                     -                7
         Urban Outfitters Inc. (b)                                     -                16
         Walgreen Co.                                                  9                340
         Wal-Mart Stores Inc.                                          24               1,282
         Wendy's International Inc.                                    1                34
         Williams-Sonoma Inc. (b)                                      1                29
         Yum! Brands Inc. (b)                                          3                99
         Zale Corp. (b)                                                -                13
                                                                                        6,517
Software - 1.5%
         Activision Inc. (b)                                           1                21
         Avid Technology Inc. (b) (c)                                  -                16
         Electronic Arts Inc. (b)                                      3                150
         Pixar Inc. (b) (c)                                            -                16
         Take-Two Interactive Software Inc. (b)                        -                14
         THQ Inc. (b)                                                  -                8
                                                                                        225
Telecommunications - 0.3%
         NTL Inc. (b)                                                  1                41
Textiles - 0.2%
         Mohawk Industries Inc. (b)                                    1                37

Toys & Hobbies - 0.8%
         Hasbro Inc.                                                   1                28
         Jakks Pacific Inc. (b) (c)                                    -                5
         Marvel Enterprises Inc. (b) (c)                               1                15
         Mattel Inc.                                                   4                72
                                                                                        120

         Total Common Stocks (cost $15,110)                                             15,265

Total Investments - 99.9% (cost $15,110)                                                15,265
Other Assets and Liabilities, Net - 0.1%                                                22
Total Net Assets - 100%                                                                 $15,287

JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

Common Stocks - 98.9%
Engineering & Construction - 0.2%
         McDermott International Inc. (b)                              8                $77

Mining - 2.1%
         Arch Coal Inc.                                                4                130
         Consol Energy Inc.                                            5                175
         Massey Energy Co.                                             5                133
         Peabody Energy Corp.                                          3                186
                                                                                        624
Oil & Gas Producers - 76.9%
         Amerada Hess Corp.                                            4                302
         Anadarko Petroleum Corp.                                      10               610
         Apache Corp.                                                  13               586
         Atwood Oceanics Inc. (b)                                      1                58
         Burlington Resources Inc.                                     16               585
         Cabot Oil & Gas Corp.                                         2                95
         Chesapeake Energy Corp. (c)                                   13               185
         ChevronTexaco Corp.                                           40               3,761
         Cimarex Energy Co. (b)                                        3                91
         ConocoPhillips                                                24               1,810
         Devon Energy Corp.                                            9                605
         Diamond Offshore Drilling Inc. (c)                            4                96
         ENSCO International Inc.                                      7                201
         EOG Resources Inc.                                            5                317
         Evergreen Resources Inc. (b)                                  3                112
         Exxon Mobil Corp.                                             162              7,210
         Forest Oil Corp. (b) (c)                                      4                100
         GlobalSantaFe Corp.                                           8                222
         Grey Wolf Inc. (b) (c)                                        18               78
         Helmerich & Payne Inc.                                        3                88
         Kerr-McGee Corp.                                              6                332
         Marathon Oil Corp.                                            14               526
         Murphy Oil Corp.                                              4                267
         Nabors Industries Ltd. (b)                                    6                277
         Newfield Exploration Co. (b)                                  3                149
         Noble Corp. (b)                                               6                237
         Noble Energy Inc.                                             3                137
         Occidental Petroleum Corp.                                    16               763
         Parker Drilling Co. (b)                                       19               74
         Patina Oil & Gas Corp.                                        4                121
         Patterson-UTI Energy Inc.                                     4                133
         Pioneer Natural Resources Co.                                 6                201
         Pogo Producing Co.                                            3                143
         Premcor Inc. (b)                                              4                140
         Pride International Inc. (b)                                  7                111
         Rowan Cos. Inc. (b)                                           5                132
         Stone Energy Corp. (b)                                        2                88
         Sunoco Inc.                                                   3                217
         Tesoro Petroleum Corp. (b) (c)                                4                114
         Transocean Inc. (b) (c)                                       14               405
         Unit Corp. (b)                                                3                92
         Unocal Corp.                                                  11               405
         Valero Energy Corp. (c)                                       5                398
         Vintage Petroleum Inc.                                        4                72
         XTO Energy Inc.                                               11               314
                                                                                        22,960
Oil & Gas Services - 16.6%
         Baker Hughes Inc.                                             13               502
         BJ Services Co. (b)                                           7                307
         Cooper Cameron Corp. (b)                                      3                130
         Core Laboratories NV (b)                                      3                76
         FMC Technologies Inc. (b)                                     4                114
         Global Industries Ltd. (b)                                    13               74
         Grant Prideco Inc. (b)                                        6                119
         Halliburton Co.                                               17               523
         Hanover Compressor Co. (b)                                    7                83
         Input/Output Inc. (b)                                         9                71
         Key Energy Services Inc. (b)                                  10               96
         Lone Star Technologies Inc. (b)                               3                79
         Maverick Tube Corp. (b)                                       4                92
         National-Oilwell Inc. (b)                                     4                141
         Newpark Resources Inc. (b)                                    11               69
         Oceaneering International Inc. (b)                            2                69
         Schlumberger Ltd.                                             23               1,434
         Seacor Smit Inc. (b)                                          2                80
         Smith International Inc. (b) (c)                              5                277
         Superior Energy Services Inc. (b)                             7                71
         Tidewater Inc.                                                4                105
         Varco International Inc. (b)                                  6                128
         Veritas DGC Inc. (b)                                          3                71
         Weatherford International Ltd. (b)                            6                256
                                                                                        4,967
Pipelines - 2.8%
         El Paso Corp. (c)                                             28               222
         Kinder Morgan Inc.                                            4                253
         Western Gas Resources Inc.                                    3                88
         Williams Cos. Inc. (c)                                        22               262
                                                                                        825
Transportation - 0.3%
         Offshore Logistics Inc. (b)                                   3                79

         Total Common Stocks (cost $26,541)                                             29,532

Short Term Investments - 4.0%
Money Market Funds - 4.0%
         Dreyfus Cash Management Plus, 1.14% (a) (d)                   1,204            1,204

         Total Short Term Investments (cost $1,204)                                     1,204

Total Investments - 102.9% (cost $27,745)                                               30,736
Other Assets and Liabilities, Net -  (2.9%)                                             (868)
Total Net Assets - 100%                                                                 $29,868

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Common Stocks - 99.8%
Banks - 34.1%
         Amcore Financial Inc.                                         -                $9
         AmSouth Bancorp.                                              3                79
         Associated Banc-Corp.                                         1                26
         Bancorpsouth Inc.                                             1                14
         Bank of America Corp.                                         13               1,071
         Bank of Hawaii Corp.                                          1                23
         Bank of New York Co. Inc.                                     8                224
         Bank One Corp.                                                11               563
         Banknorth Group Inc.                                          2                52
         BB&T Corp.                                                    5                195
         BSB Bancorp. Inc.                                             -                6
         Cathay Bancorp. Inc.                                          -                33
         Charter One Financial Inc.                                    2                98
         Chittenden Corp.                                              -                14
         Citizens Banking Corp.                                        -                13
         City National Corp.                                           -                30
         Colonial BancGroup Inc.                                       1                23
         Comerica Inc.                                                 1                81
         Commerce Bancorp. Inc. (c)                                    1                41
         Commerce Bancshares Inc.                                      1                26
         Community First Bankshares Inc.                               -                14
         Compass Bancshares Inc.                                       1                46
         Cullen/Frost Bankers Inc.                                     1                24
         East-West Bancorp. Inc.                                       1                19
         Fifth Third Bancorp.                                          5                271
         First Bancorp.                                                -                17
         First Horizon National Corp. (c)                              1                53
         First Midwest Bancorp. Inc.                                   -                17
         First National Bankshares of Florida Inc.                     1                14
         FirstMerit Corp.                                              1                16
         FNB Corp.                                                     -                10
         Fremont General Corp. (c)                                     1                12
         Fulton Financial Corp.                                        1                22
         Greater Bay Bancorp.                                          1                16
         Hibernia Corp.                                                1                33
         Hudson United Bancorp.                                        -                18
         Huntington Bancshares Inc.                                    2                54
         Investors Financial Services Corp.                            1                29
         KeyCorp                                                       4                108
         M&T Bank Corp.                                                1                78
         Marshall & Ilsley Corp.                                       2                74
         Mellon Financial Corp.                                        4                111
         Mercantile Bankshares Corp.                                   1                33
         National City Corp.                                           6                218
         National Commerce Financial Corp.                             2                67
         North Fork Bancorp. Inc. (c)                                  2                57
         Northern Trust Corp.                                          2                79
         Old National Bancorp.                                         1                17
         Pacific Capital Bancorp.                                      1                14
         Park National Corp.                                           1                89
         PNC Financial Services Group Inc.                             3                154
         Popular Inc.                                                  1                57
         Provident Bankshares Corp.                                    -                9
         Provident Financial Group Inc.                                -                14
         Regions Financial Corp.                                       2                73
         Republic Bancorp. Inc.                                        1                10
         Silicon Valley Bancshares (b)                                 -                13
         Sky Financial Group Inc.                                      1                22
         South Financial Group Inc.                                    1                17
         SouthTrust Corp.                                              3                121
         Southwest Bancorp. of Texas Inc.                              -                17
         State Street Corp.                                            3                164
         Sterling Bancshares Inc.                                      1                8
         SunTrust Banks Inc. (c)                                       3                169
         Susquehanna Bancshares Inc.                                   1                14
         Synovus Financial Corp.                                       2                62
         TCF Financial Corp.                                           1                34
         Texas Regional Bancshares Inc. - Class A                      -                15
         TrustCo Bancorp.                                              1                11
         Trustmark Corp.                                               -                13
         UCBH Holdings Inc.                                            -                19
         Union Planters Corp.                                          2                50
         UnionBanCal Corp.                                             -                24
         United Bankshares Inc.                                        -                14
         US Bancorp.                                                   19               520
         Valley National Bancorp.                                      1                21
         W Holding Co. Inc.                                            1                13
         Wachovia Corp.                                                13               584
         Wells Fargo & Co.                                             16               887
         Westamerica Bancorp.                                          -                15
         Whitney Holding Corp.                                         -                20
         Wilmington Trust Corp.                                        1                24
         Zions Bancorp.                                                1                60
                                                                                        7,499
Commercial Services - 0.1%
         Alliance Data Systems Corp. (b)                               -                19

Computers - 0.1%
         BISYS Group Inc. (b)                                          1                16

Diversified Financial Services - 29.9%
         A.G. Edwards Inc.                                             1                27
         Affiliated Managers Group Inc. (b) (c)                        1                41
         American Express Co.                                          11               578
         AmeriCredit Corp. (b)                                         1                26
         Ameritrade Holding Corp. (b)                                  2                28
         Bear Stearns Cos. Inc. (c)                                    1                80
         Capital One Financial Corp.                                   2                156
         CapitalSource Inc. (b)                                        1                15
         Charles Schwab Corp.                                          10               96
         Chicago Mercantile Exchange Holding Inc. (c)                  -                38
         CIT Group Inc.                                                2                73
         Citigroup Inc.                                                22               1,006
         Countrywide Financial Corp.                                   2                174
         Doral Financial Corp.                                         1                31
         E*TRADE Group Inc. (b)                                        3                36
         Eaton Vance Corp.                                             1                20
         Fannie Mae                                                    8                553
         Federated Investors Inc.                                      1                25
         Franklin Resources Inc.                                       1                66
         Freddie Mac                                                   7                439
         Friedman Billings Ramsey Group Inc.                           1                25
         Goldman Sachs Group Inc.                                      4                335
         IndyMac Bancorp. Inc. (c)                                     1                18
         Investment Technology Group Inc. (b)                          1                7
         Janus Capital Group Inc.                                      2                37
         Jefferies Group Inc.                                          1                16
         JPMorgan Chase & Co.                                          18               708
         Knight Trading Group Inc. (b)                                 1                11
         LaBranche & Co. Inc. (c)                                      -                4
         Legg Mason Inc. (c)                                           1                60
         Lehman Brothers Holdings Inc.                                 3                242
         MBNA Corp.                                                    11               280
         Merrill Lynch & Co. Inc.                                      9                465
         Morgan Stanley                                                10               514
         New Century Financial Corp.                                   -                19
         Piper Jaffray Cos. (b)                                        -                12
         Providian Financial Corp. (b)                                 3                39
         Raymond James Financial Inc.                                  1                17
         SLM Corp.                                                     4                176
         SWS Group Inc.                                                -                5
         T. Rowe Price Group Inc.                                      1                58
         Waddell & Reed Financial Inc. - Class A                       1                16
         WP Stewart & Co. Ltd. (c)                                     -                6
                                                                                        6,578
Forest Products & Paper - 0.3%
         Plum Creek Timber Co. Inc.                                    2                54
         Rayonier Inc.                                                 1                22
                                                                                        76
Holding Companies - Diversified - 0.1%
         Leucadia National Corp.                                       1                30

Insurance - 22.6%
         ACE Ltd.                                                      3                113
         AFLAC Inc.                                                    5                208
         Allmerica Financial Corp. (b)                                 1                22
         Allstate Corp.                                                7                322
         AMBAC Financial Group Inc.                                    1                74
         American Financial Group Inc.                                 -                12
         American International Group Inc.                             14               994
         American National Insurance Co.                               1                76
         AmerUs Group Co.                                              -                18
         AON Corp.                                                     2                69
         Arthur J. Gallagher & Co.                                     1                23
         Axis Capital Holdings Ltd.                                    1                28
         Brown & Brown Inc.                                            1                25
         Chubb Corp.                                                   2                157
         Cincinnati Financial Corp.                                    1                59
         CNA Financial Corp. (b)                                       -                10
         Commerce Group Inc.                                           -                17
         Conseco Inc. (b)                                              1                26
         Delphi Financial Group Inc. - Class A                         -                14
         Endurance Specialty Holdings Ltd.                             -                14
         Erie Indemnity Co. - Class A                                  -                17
         Everest Re Group Ltd.                                         1                46
         Fidelity National Financial Inc.                              1                51
         First American Corp.                                          1                18
         Hartford Financial Services Group Inc.                        3                200
         HCC Insurance Holdings Inc.                                   1                17
         Hilb Rogal & Hamilton Co. (c)                                 -                13
         Horace Mann Educators Corp.                                   1                10
         IPC Holdings Ltd.                                             -                15
         Jefferson-Pilot Corp.                                         2                77
         Lincoln National Corp.                                        2                76
         Loews Corp.                                                   1                70
         Markel Corp. (b)                                              -                20
         Marsh & McLennan Cos. Inc.                                    5                238
         MBIA Inc.                                                     1                76
         Mercury General Corp.                                         -                16
         MetLife Inc.                                                  3                102
         MGIC Investment Corp. (c)                                     1                72
         Montpelier Re Holdings Ltd.                                   -                13
         Mony Group Inc.                                               1                16
         Nationwide Financial Services Inc. - Class A                  -                18
         Ohio Casualty Corp. (b)                                       1                12
         Old Republic International Corp.                              2                37
         PartnerRe Ltd.                                                1                32
         Philadelphia Consolidated Holding Co. (b)                     -                15
         Phoenix Cos. Inc.                                             1                10
         Platinum Underwriters Holdings Ltd.                           -                10
         PMI Group Inc.                                                1                37
         Presidential Life Corp.                                       -                7
         Principal Financial Group                                     3                109
         Progressive Corp.                                             2                158
         Protective Life Corp.                                         1                21
         Prudential Financial Inc.                                     6                260
         Radian Group Inc.                                             1                43
         Reinsurance Group of America                                  -                13
         RenaissanceRe Holdings Ltd.                                   1                36
         Safeco Corp.                                                  1                65
         Selective Insurance Group                                     -                13
         St. Paul Cos. Inc.                                            7                267
         Stancorp Financial Group Inc.                                 -                23
         Torchmark Corp.                                               1                53
         Transatlantic Holdings Inc.                                   -                23
         Unitrin Inc.                                                  -                20
         UnumProvident Corp.                                           3                44
         W.R. Berkley Corp.                                            1                31
         White Mountains Insurance Group Ltd.                          -                34
         Willis Group Holdings Ltd.                                    1                45
         XL Capital Ltd.                                               1                96
                                                                                        4,976
Internet - 0.1%
         NetBank Inc.                                                  1                7
         Safeguard Scientifics Inc. (b)                                2                3
                                                                                        10
Real Estate - 8.4%
         Alexandria Real Estate Equities Inc.                          -                14
         AMB Property Corp.                                            1                27
         American Financial Realty Trust                               1                16
         Annaly Mortgage Management Inc.                               1                17
         Apartment Investment & Management Co.                         1                22
         Archstone-Smith Trust                                         2                47
         Arden Realty Inc.                                             1                16
         AvalonBay Communities Inc.                                    1                40
         Boston Properties Inc.                                        1                52
         Brandywine Realty Trust                                       -                11
         BRE Properties - Class A                                      -                16
         Camden Property Trust                                         -                18
         Capital Automotive REIT                                       -                10
         CarrAmerica Realty Corp.                                      1                16
         Catellus Development Corp.                                    1                20
         CBL & Associates Properties Inc.                              -                20
         Centerpoint Properties Corp.                                  -                15
         Chelsea Property Group Inc.                                   -                24
         Colonial Properties Trust                                     -                11
         Cousins Properties Inc.                                       -                14
         Crescent Real Estate Equities Co.                             1                16
         Developers Diversified Realty Corp.                           1                35
         Duke Realty Corp.                                             1                38
         Equity Inns Inc.                                              1                6
         Equity Office Properties Trust                                4                96
         Equity Residential                                            2                72
         Essex Property Trust Inc.                                     -                25
         Federal Realty Investment Trust                               -                17
         FelCor Lodging Trust Inc. (b)                                 1                7
         First Industrial Realty Trust Inc.                            -                16
         Gables Residential Trust                                      -                11
         General Growth Properties Inc.                                2                57
         Glenborough Realty Trust Inc.                                 -                6
         Health Care Property Investors Inc.                           1                28
         Health Care REIT Inc.                                         -                15
         Healthcare Realty Trust Inc.                                  -                17
         Highwoods Properties Inc.                                     1                13
         Home Properties of NY Inc.                                    -                13
         Hospitality Properties Trust                                  1                25
         Host Marriott Corp. (b)                                       2                26
         HRPT Properties Trust                                         2                16
         IMPAC Mortgage Holdings Inc.                                  1                13
         iStar Financial Inc.                                          1                38
         Kilroy Realty Corp.                                           -                11
         Kimco Realty Corp.                                            1                40
         Koger Equity Inc. (b)                                         -                6
         Liberty Property Trust                                        1                30
         LNR Property Corp.                                            -                15
         Macerich Co.                                                  1                26
         Mack-Cali Realty Corp.                                        1                24
         Manufactured Home Communities Inc.                            -                9
         Meristar Hospitality Corp. (b)                                1                5
         Mills Corp.                                                   -                19
         Nationwide Health Properties Inc.                             1                13
         New Plan Excel Realty Trust                                   1                19
         Novastar Financial Inc. (c)                                   -                11
         Pan Pacific Retail Properties Inc.                            -                22
         Pennsylvania Real Estate Investment Trust                     -                14
         Post Properties Inc.                                          -                12
         Prentiss Properties Trust                                     -                13
         ProLogis                                                      2                50
         Public Storage Inc.                                           1                38
         Realty Income Corp. (c)                                       -                17
         Reckson Associates Realty Corp.                               1                19
         Redwood Trust Inc. (c)                                        -                14
         Regency Centers Corp.                                         1                23
         Rouse Co.                                                     1                38
         Shurgard Storage Centers Inc. - Class A                       -                18
         Simon Property Group Inc.                                     2                83
         SL Green Realty Corp. (c)                                     -                18
         Taubman Centers Inc.                                          -                11
         The St Joe Co.                                                -                15
         Thornburg Mortgage Inc. (c)                                   1                21
         Trizec Properties Inc.                                        1                15
         United Dominion Realty Trust Inc.                             1                22
         Ventas Inc.                                                   1                18
         Vornado Realty Trust                                          1                59
         Washington Real Estate Investment Trust                       -                13
         Weingarten Realty Investors                                   1                24
                                                                                        1,837
Savings & Loans - 4.0%
         Anchor Bancorp. Inc.                                          -                8
         Astoria Financial Corp.                                       1                23
         Commercial Federal Corp.                                      -                10
         Dime Community Bancshares Inc.                                -                8
         Downey Financial Corp.                                        -                15
         First Niagara Financial Group Inc.                            1                9
         First Sentinel Bancorp. Inc.                                  -                7
         FirstFed Financial Corp. (b)                                  -                10
         Golden West Financial Corp.                                   1                134
         Greenpoint Financial Corp.                                    1                40
         Harbor Florida Bancshares Inc.                                -                8
         Hudson City Bancorp. Inc.                                     1                20
         Independence Community Bank Corp.                             1                23
         MAF Bancorp. Inc.                                             -                16
         New York Community Bancorp. Inc. (c)                          2                44
         OceanFirst Financial Corp.                                    -                4
         People's Bank                                                 1                24
         PFF Bancorp. Inc.                                             -                8
         Provident Financial Services Inc.                             1                11
         Sovereign Bancorp. Inc.                                       3                57
         Washington Federal Inc.                                       1                18
         Washington Mutual Inc.                                        9                347
         Webster Financial Corp.                                       -                23
                                                                                        867
Software - 0.1%
         SEI Investments Co.                                           1                19
         Total System Services Inc.                                    -                8
                                                                                        27

         Total Common Stocks (cost $21,356)                                             21,935

Total Investments - 99.8% (cost $21,356)                                                21,935
Other Assets and Liabilities, Net - 0.2%                                                41
Total Net Assets - 100%                                                                 $21,976

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Common Stocks - 98.3%
Aerospace & Defense - 8.3%
         BAE Systems Plc                                               5,071            $20,163

Auto Parts & Equipment - 6.0%
         GKN Plc                                                       3,228            14,662

Commercial Services - 6.1%
         Cosco Pacific Ltd. (c)                                        10,664           14,834

Diversified Financial Services - 6.8%
         JPMorgan Chase & Co.                                          427              16,546

Engineering & Construction - 6.6%
         Cheung Kong Infrastructure Holdings Ltd.                      6,690            16,124

Entertainment - 9.2%
         EMI Group Plc                                                 5,034            22,252

Food - 6.6%
         Tate & Lyle Plc                                               2,685            16,071

Holding Companies - Diversified - 5.9%
         Citic Pacific Ltd.                                            5,820            14,252

Manufacturing - 6.6%
         General Electric Co.                                          494              16,004

Oil & Gas Producers - 6.9%
         Exxon Mobil Corp.                                             375              16,660

Real Estate - 6.1%
         Hang Lung Properties Ltd. (c)                                 11,422           14,717

Telecommunications - 10.1%
         AT&T Corp.                                                    726              10,618
         SBC Communications Inc.                                       576              13,975
                                                                                        24,593
Transportation - 13.1%
         MTR Corp.                                                     11,644           17,615
         Peninsular and Oriental Steam Navigation Co.                  3,594            14,339
                                                                                        31,954

         Total Common Stocks (cost $222,558)                                            238,832

Short Term Investments - 2.7%
Money Market Funds - 2.7%
         Dreyfus Cash Management Plus, 1.14% (a) (d)                   6,587            6,587
         Total Short Term Investments (cost $6,587)                                     6,587

Total Investments - 101.0% (cost $229,145)                                              245,419
Other Assets and Liabilities, Net -  (1.0%)                                             (2,577)
Total Net Assets - 100%                                                                 $242,842

JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

Common Stocks - 99.4%
Agriculture - 0.7%
         Delta & Pine Land Co.                                         1                $20
         Monsanto Co.                                                  7                277
                                                                                        297
Biotechnology - 10.7%
         Affymetrix Inc. (b) (c)                                       2                53
         Alexion Pharmaceuticals Inc. (b)                              1                9
         Amgen Inc. (b)                                                34               1,870
         Applera Corp. - Celera Genomics Group (b)                     2                21
         Biogen Idec Inc. (b) (c)                                      9                578
         Bio-Rad Laboratories Inc. - Class A (b)                       -                25
         Celgene Corp. (b) (c)                                         2                125
         Cell Genesys Inc. (b)                                         1                11
         Charles River Laboratories International Inc. (b)             1                59
         Chiron Corp. (b)                                              3                131
         CuraGen Corp. (b) (c)                                         1                7
         Enzo Biochem Inc. (b)                                         1                10
         Enzon Pharmaceuticals Inc. (b)                                1                15
         Gene Logic Inc. (b)                                           -                2
         Genentech Inc. (b)                                            12               669
         Genzyme Corp. (b)                                             6                289
         Human Genome Sciences Inc. (b)                                4                42
         ICOS Corp. (b) (c)                                            2                47
         Immunomedics Inc. (b)                                         1                6
         Incyte Corp. (b)                                              2                14
         InterMune Inc. (b)                                            1                11
         Invitrogen Corp. (b)                                          1                100
         Lexicon Genetics Inc. (b)                                     1                9
         Martek Biosciences Corp. (b)                                  1                45
         Maxygen Inc. (b)                                              1                8
         Medimmune Inc. (b)                                            7                157
         Millennium Pharmaceuticals Inc. (b)                           7                103
         Myriad Genetics Inc. (b)                                      1                9
         Nektar Therapeutics (b)                                       2                45
         Praecis Pharmaceuticals Inc. (b)                              1                5
         Protein Design Labs Inc. (b) (c)                              3                50
         Regeneron Pharmaceuticals Inc. (b)                            1                11
         Savient Pharmaceuticals Inc. (b)                              2                6
         Telik Inc. (b)                                                1                28
         Transkaryotic Therapies Inc. (b)                              1                10
         Vertex Pharmaceuticals Inc. (b)                               2                23
         XOMA Ltd (b)                                                  2                8
                                                                                        4,611
Commercial Services - 0.3%
         Albany Molecular Research Inc. (b)                            1                8
         First Health Group Corp. (b)                                  3                41
         Parexel International Corp. (b)                               1                12
         Pharmaceutical Product Development Inc. (b)                   1                41
                                                                                        102
Electronics - 0.5%
         Applera Corp. - Applied Biosystems Group                      6                120
         Fisher Scientific International (b) (c)                       2                98
         Molecular Devices Corp. (b)                                   -                7
                                                                                        225
Healthcare - 38.1%
         Advanced Medical Optics Inc. (b)                              1                34
         Aetna Inc.                                                    4                346
         Alcon Inc.                                                    2                166
         AMERIGROUP Corp. (b)                                          1                33
         Anthem Inc. (b) (c)                                           4                334
         Apogent Technologies Inc. (b)                                 2                77
         Apria Healthcare Group Inc. (b)                               1                37
         Arthrocare Corp. (b)                                          1                15
         Bausch & Lomb Inc. (c)                                        1                92
         Baxter International Inc.                                     16               569
         Beckman Coulter Inc.                                          2                104
         Becton Dickinson & Co.                                        7                353
         Beverly Enterprises Inc. (b) (c)                              3                23
         Biomet Inc. (b)                                               6                281
         Biosite Inc. (b) (c)                                          -                20
         Boston Scientific Corp. (b)                                   16               689
         C.R. Bard Inc.                                                3                159
         Community Health Systems Inc. (b)                             2                53
         Cooper Cos. Inc.                                              1                58
         Covance Inc. (b)                                              2                66
         Coventry Health Care Inc. (b)                                 2                96
         Cyberonics Inc. (b) (c)                                       1                20
         Cytyc Corp. (b)                                               3                76
         Dade Behring Holdings Inc. (b)                                1                54
         Datascope Corp.                                               -                12
         DaVita Inc. (b)                                               3                81
         Dentsply International Inc.                                   2                102
         Diagnostic Products Corp.                                     1                27
         Edwards Lifesciences Corp. (b)                                2                56
         Gen-Probe Inc. (b)                                            1                64
         Guidant Corp.                                                 8                472
         Haemonetics Corp. (b)                                         1                22
         HCA Inc.                                                      12               488
         Health Management Associates Inc.                             7                149
         Health Net Inc. (b)                                           3                81
         Hillenbrand Industries Inc.                                   2                93
         Humana Inc. (b)                                               4                71
         Idexx Laboratories Inc. (b)                                   1                58
         Inamed Corp. (b)                                              1                59
         Invacare Corp.                                                1                36
         Johnson & Johnson                                             80               4,449
         Laboratory Corp. of America Holdings (b)                      4                152
         LifePoint Hospitals Inc. (b)                                  1                37
         Lincare Holdings Inc. (b)                                     3                87
         Manor Care Inc.                                               2                76
         Medtronic Inc.                                                33               1,589
         Mentor Corp. (c)                                              1                33
         Odyssey HealthCare Inc. (b) (c)                               1                19
         Orthodontic Centers of America Inc. (b) (c)                   1                9
         Oxford Health Plans                                           2                115
         Pacificare Health Systems Inc. (b)                            2                90
         Patterson Dental Co. (b)                                      2                117
         Pediatrix Medical Group Inc. (b)                              1                47
         PolyMedica Corp.                                              1                22
         Province Healthcare Co. (b)                                   1                19
         Quest Diagnostics Inc. (c)                                    2                182
         Renal Care Group Inc. (b)                                     2                63
         ResMed Inc. (b) (c)                                           1                45
         Respironics Inc. (b)                                          1                53
         Select Medical Corp.                                          3                37
         St. Jude Medical Inc. (b)                                     5                359
         Steris Corp. (b)                                              2                40
         Stryker Corp.                                                 7                410
         Sunrise Senior Living Inc. (b) (c)                            -                19
         Sybron Dental Specialties Inc. (b)                            1                30
         Techne Corp. (b)                                              1                46
         Tenet Healthcare Corp. (b)                                    13               169
         Triad Hospitals Inc. (b)                                      2                77
         UnitedHealth Group Inc.                                       17               1,036
         Universal Health Services Inc. (c)                            1                61
         US Oncology Inc. (b)                                          2                37
         Varian Medical Systems Inc. (b)                               2                145
         Viasys Healthcare Inc. (b)                                    1                17
         VISX Inc. (b)                                                 1                33
         WellPoint Health Networks Inc. (b)                            4                470
         Zimmer Holdings Inc. (b)                                      7                580
                                                                                        16,396
Insurance - 0.6%
         Cigna Corp.                                                   4                262

Pharmaceuticals - 48.5%
         Abbott Laboratories                                           42               1,710
         Abgenix Inc. (b)                                              2                24
         Accredo Health Inc. (b)                                       1                52
         Alkermes Inc. (b)                                             2                31
         Allergan Inc.                                                 4                319
         Alpharma Inc.                                                 1                24
         American Pharmaceutical Partners Inc. (b) (c)                 1                35
         Amylin Pharmaceuticals Inc. (b)                               2                53
         Andrx Corp. (b)                                               2                55
         Barr Laboratories Inc. (b)                                    2                82
         Bristol-Myers Squibb Co.                                      52               1,282
         Caremark Rx Inc. (b)                                          12               411
         Cell Therapeutics Inc. (b) (c)                                1                9
         Cephalon Inc. (b)                                             1                79
         Cubist Pharmaceuticals Inc. (b)                               1                10
         CV Therapeutics Inc. (b) (c)                                  1                15
         Eli Lilly & Co.                                               26               1,815
         Express Scripts Inc. - Class A (b)                            2                135
         Forest Laboratories Inc. (b)                                  10               560
         Gilead Sciences Inc. (b)                                      6                387
         Hospira Inc. (b)                                              4                115
         ImClone Systems Inc. (b)                                      2                141
         Impax Laboratories Inc. (b)                                   1                25
         IVAX Corp. (b)                                                4                106
         King Pharmaceuticals Inc. (b)                                 7                75
         Ligand Pharmaceuticals Inc. - Class B (b) (c)                 2                31
         Medarex Inc. (b) (c)                                          2                14
         Medco Health Solutions Inc. (b)                               7                271
         Medicines Co. (b)                                             1                38
         Medicis Pharmaceutical Corp. - Class A                        2                62
         Merck & Co. Inc.                                              60               2,840
         MGI Pharma Inc. (b)                                           2                51
         Mylan Laboratories Inc.                                       7                144
         Nabi Biopharmaceuticals (b)                                   1                21
         Neurocrine Biosciences Inc. (b)                               1                52
         Noven Pharmaceuticals Inc. (b)                                1                14
         NPS Pharmaceuticals Inc. (b) (c)                              1                19
         Omnicare Inc.                                                 3                118
         Onyx Pharmaceuticals Inc. (b)                                 1                39
         OSI Pharmaceuticals Inc. (b)                                  1                75
         Par Pharmaceutical Cos. Inc. (b)                              1                32
         Perrigo Co.                                                   2                31
         Pfizer Inc.                                                   205              7,038
         Pharmacopeia Drug Discovery Inc. (b)                          -                2
         Schering-Plough Corp.                                         40               732
         Sepracor Inc. (b) (c)                                         2                122
         Taro Pharmaceuticals Industries Ltd. (b)                      1                32
         Trimeris Inc. (b) (c)                                         1                8
         Tularik Inc. (b)                                              1                37
         United Therapeutics Corp. (b)                                 1                14
         Valeant Pharmaceuticals International (c)                     2                47
         Vicuron Pharmaceuticals Inc. (b)                              2                21
         Watson Pharmaceuticals Inc. (b)                               3                79
         Wyeth                                                         36               1,299
                                                                                        20,833

         Total Common Stocks (cost $41,617)                                             42,726

Short Term Investments - 0.4%
Money Market Funds - 0.4%
         Dreyfus Cash Management Plus, 1.14% (a) (d)                   194              194
         Total Short Term Investments (cost $194)                                       194

Total Investments - 99.8% (cost $41,811)                                                42,920
Other Assets and Liabilities, Net - 0.2%                                                81
Total Net Assets - 100%                                                                 $43,001

JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Common Stocks - 99.7%
Aerospace & Defense - 4.2%
         Raytheon Co.                                                  322              $11,505

Apparel - 4.0%
         V.F. Corp.                                                    226              10,987

Auto Manufacturers - 3.4%
         Ford Motor Co.                                                597              9,349

Chemicals - 4.2%
         Ashland Inc.                                                  219              11,546

Computers - 2.8%
         Electronic Data Systems Corp.                                 401              7,686

Electrical Components & Equipment - 3.6%
         Emerson Electric Co.                                          152              9,658

Food - 11.3%
         Campbell Soup Co. (c)                                         360              9,666
         General Mills Inc.                                            213              10,143
         Kellogg Co.                                                   260              10,862
                                                                                        30,671
Forest Products & Paper - 7.4%
         Rayonier Inc. (c)                                             237              10,530
         Weyerhaeuser Co.                                              154              9,692
                                                                                        20,222
Healthcare - 5.1%
         Mentor Corp.                                                  402              13,800

Home Furnishings - 10.9%
         Leggett & Platt Inc.                                          447              11,934
         Maytag Corp.                                                  346              8,488
         Whirlpool Corp.                                               135              9,258
                                                                                        29,680
Household Products - 4.0%
         Avery Dennison Corp.                                          172              10,994

Lodging - 13.8%
         Harrah's Entertainment Inc.                                   196              10,591
         Mandalay Resort Group (c)                                     214              14,719
         Starwood Hotels & Resorts Worldwide Inc.                      275              12,338
                                                                                        37,648
Machinery - 4.5%
         Cummins Inc.                                                  197              12,311

Manufacturing - 7.5%
         Cooper Industries Ltd. - Class A                              167              9,915
         Harsco Corp.                                                  226              10,611
                                                                                        20,526
Metal Fabrication & Hardware - 4.7%
         Timken Co.                                                    481              12,742

Oil & Gas Producers - 8.3%
         ConocoPhillips                                                150              11,481
         Occidental Petroleum Corp.                                    229              11,062
                                                                                        22,543

         Total Common Stocks (cost $240,502)                                            271,868

Short Term Investments - 2.1%
Money Market Funds - 2.1%
         Dreyfus Cash Management Plus, 1.14% (a) (d)                   5,814            5,814

         Total Short Term Investments (cost $5,814)                                     5,814

Total Investments - 101.8% (cost $246,316)                                              277,682
Other Assets and Liabilities, Net -  (1.8%)                                             (4,844)
Total Net Assets - 100%                                                                 $272,838

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Common Stocks - 98.8%
Auto Parts & Equipment - 4.4%
         Keystone Automotive Industries Inc. (b)                       168              $4,676
         Tenneco Automotive Inc. (b) (c)                               456              6,027
                                                                                        10,703
Banks - 2.6%
         Columbia Banking Systems Inc.                                 157              3,489
         Mercantile Bank Corp.                                         78               2,835
                                                                                        6,324
Biotechnology - 6.5%
         Integra LifeSciences Holdings Corp. (b)                       300              10,567
         Serologicals Corp. (b)                                        275              5,504
                                                                                        16,071
Chemicals - 3.5%
         Symyx Technologies Inc. (b)                                   351              8,470

Diversified Financial Services - 3.0%
         Saxon Capital Inc. (b)                                        319              7,291

Entertainment - 2.3%
         Isle of Capri Casinos Inc. (b)                                329              5,749

Healthcare - 18.0%
         Cyberonics Inc. (b) (c)                                       256              8,533
         Medical Action Industries Inc. (b)                            110              2,018
         PolyMedica Corp.                                              283              8,782
         Province Healthcare Co. (b)                                   544              9,327
         Thoratec Corp. (b) (c)                                        621              6,665
         Ventana Medical Systems Inc. (b)                              185              8,788
                                                                                        44,113
Household Products - 4.4%
         Jarden Corp. (b) (c)                                          298              10,739

Insurance - 2.7%
         Universal American Financial Corp. (b)                        602              6,611

Internet - 1.2%
         Net2Phone Inc. (b) (c)                                        669              3,031

Lodging - 4.0%
         Ameristar Casinos Inc.                                        296              9,931

Manufacturing - 1.5%
         Applied Films Corp. (b)                                       124              3,611

Mining - 1.5%
         RTI International Metals Inc. (b)                             233              3,711

Office & Business Equipment - 3.6%
         Global Imaging Systems Inc. (b)                               241              8,827

Oil & Gas Producers - 6.4%
         Range Resources Corp.                                         608              8,872
         Swift Energy Co. (b)                                          306              6,756
                                                                                        15,628
Oil & Gas Services - 2.7%
         Tetra Technologies Inc. (b)                                   245              6,565

Packaging & Containers - 3.3%
         Silgan Holdings Inc.                                          203              8,201

Pharmaceuticals - 3.4%
         Bentley Pharmaceuticals Inc. (b)                              210              2,882
         Noven Pharmaceuticals Inc. (b)                                251              5,535
                                                                                        8,417
Retail - 12.1%
         Bombay Co. Inc. (b)                                           388              2,377
         CSK Auto Corp. (b)                                            517              8,853
         Jos. A. Banks Clothiers Inc. (b) (c)                          116              3,651
         PC Connection Inc. (b)                                        270              1,776
         School Specialty Inc. (b)                                     210              7,639
         World Fuel Services Corp.                                     120              5,423
                                                                                        29,719
Savings & Loans - 1.5%
         Flushing Financial Corp.                                      214              3,769

Software - 3.8%
         JDA Software Group Inc. (b)                                   319              4,203
         Per-Se Technologies Inc. (b) (c)                              345              5,015
                                                                                        9,218
Telecommunications Equipment - 4.3%
         Aeroflex Inc. (b)                                             738              10,569

Transportation - 2.1%
         RailAmerica Inc. (b)                                          357              5,208
         Total Common Stocks (cost $235,334)                                            242,476

Short Term Investments - 1.8%
Money Market Funds - 1.8%
         Dreyfus Cash Management Plus, 1.14% (a) (d)                   4,334            4,334
         Total Short Term Investments (cost $4,334)                                     4,334

Total Investments - 100.6% (cost $239,668)                                              246,810
Other Assets and Liabilities, Net -  (0.6%)                                             (1,544)
Total Net Assets - 100%                                                                 $245,266

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Common Stocks - 98.5%
Commercial Services - 0.1%
         BearingPoint Inc. (b)                                         2                $21

Computers - 23.9%
         Advanced Digital Information Corp. (b)                        1                9
         Affiliated Computer Services Inc. - Class A (b) (c)           2                99
         Apple Computer Inc. (b)                                       6                179
         Brocade Communications Systems Inc. (b)                       4                23
         CACI International Inc. - Class A (b)                         -                17
         Cadence Design Systems Inc. (b)                               4                63
         Ciber Inc. (b)                                                1                8
         Cognizant Technology Solutions Corp. (b)                      2                49
         Computer Sciences Corp. (b)                                   3                133
         Dell Inc. (b)                                                 34               1,232
         DST Systems Inc. (b)                                          1                58
         Echelon Corp. (b)                                             -                4
         Electronic Data Systems Corp.                                 7                143
         Electronics for Imaging Inc. (b)                              1                24
         EMC Corp. (b)                                                 37               426
         Gateway Inc. (b)                                              4                17
         Hewlett-Packard Co.                                           42               892
         Hutchinson Technology Inc. (b)                                -                10
         Imation Corp.                                                 1                21
         InFocus Corp. (b)                                             -                4
         Intergraph Corp. (b)                                          1                19
         International Business Machines Corp.                         26               2,291
         Iomega Corp. (b)                                              1                3
         Jack Henry & Associates Inc.                                  1                25
         Kronos Inc. (b)                                               -                18
         Lexmark International Inc. (b)                                2                193
         Maxtor Corp. (b)                                              4                25
         McData Corp. (b)                                              1                7
         McDATA Corp. (b)                                              -                1
         Mentor Graphics Corp. (b)                                     1                17
         Mercury Computer Systems Inc. (b)                             -                8
         Micros Systems Inc. (b)                                       -                13
         M-Systems Flash Disk Pioneers Ltd. (b) (c)                    -                7
         NCR Corp. (b)                                                 1                72
         Network Appliance Inc. (b)                                    5                114
         Perot Systems Corp. (b)                                       1                14
         Quantum Corp. (b)                                             3                8
         RadiSys Corp. (b)                                             -                4
         Reynolds & Reynolds Co.                                       1                22
         Sandisk Corp. (b)                                             2                53
         Seagate Technology (b)                                        2                35
         Silicon Graphics Inc. (b) (c)                                 3                7
         Silicon Storage Technology Inc. (b)                           1                12
         Storage Technology Corp. (b)                                  2                49
         Sun Microsystems Inc. (b)                                     51               221
         SunGard Data Systems Inc. (b)                                 5                118
         Synopsys Inc. (b)                                             2                69
         Unisys Corp. (b)                                              5                72
         Western Digital Corp. (b)                                     3                27
                                                                                        6,935
Electrical Components & Equipment - 0.0%
         General Cable Corp. (b)                                       -                4

Electronics - 0.1%
         Cymer Inc. (b)                                                1                22
         Trimble Navigation Ltd. (b)                                   1                22
                                                                                        44
Entertainment - 0.1%
         Macrovision Corp. (b)                                         1                18

Internet - 5.1%
         Agile Software Corp. (b)                                      1                4
         Akamai Technologies Inc. (b)                                  2                29
         Ariba Inc. (b)                                                4                8
         Ask Jeeves Inc. (b) (c)                                       1                35
         Avocent Corp. (b)                                             1                27
         Check Point Software Technologies Ltd. (b)                    3                74
         CNET Networks Inc. (b)                                        2                24
         Digital River Inc. (b)                                        -                14
         E.piphany Inc. (b)                                            1                4
         Earthlink Inc. (b)                                            2                24
         Entrust Inc. (b)                                              1                3
         eResearch Technology Inc. (b)                                 1                21
         F5 Networks Inc. (b)                                          -                11
         Internet Security Systems Inc. (b)                            1                11
         Interwoven Inc. (b)                                           -                4
         Keynote Systems Inc. (b)                                      -                3
         Macromedia Inc. (b)                                           1                27
         Matrixone Inc. (b)                                            1                4
         Network Associates Inc. (b)                                   2                45
         Openwave Systems Inc. (b)                                     1                13
         PC-Tel Inc. (b)                                               -                3
         RealNetworks Inc. (b)                                         2                12
         RSA Security Inc. (b) (c)                                     1                18
         S1 Corp. (b)                                                  1                11
         SonicWALL Inc. (b)                                            1                8
         Symantec Corp. (b)                                            5                212
         TIBCO Software Inc. (b)                                       3                22
         United Online Inc. (b)                                        1                14
         VeriSign Inc. (b)                                             4                77
         Verity Inc. (b)                                               1                8
         Vignette Corp. (b)                                            4                7
         WatchGuard Technologies Inc. (b)                              -                2
         WebMD Corp. (b) (c)                                           5                44
         webMethods Inc. (b)                                           1                8
         Yahoo! Inc. (b)                                               18               640
                                                                                        1,471
Machinery - 0.2%
         Zebra Technologies Corp. (b)                                  1                64

Office & Business Equipment - 1.3%
         IKON Office Solutions Inc.                                    2                25
         Imagistics International Inc. (b)                             -                10
         Pitney Bowes Inc.                                             4                158
         Xerox Corp. (b) (c)                                           12               178
                                                                                        371
Pharmaceuticals - 0.0%
         Accelrys Inc. (b)                                             -                3

Semiconductors - 23.9%
         Actel Corp. (b)                                               -                7
         Advanced Micro Devices Inc. (b) (c)                           5                87
         Agere Systems Inc. (b)                                        13               30
         Agere Systems Inc. - Class B (b)                              14               31
         Altera Corp. (b)                                              6                128
         Amkor Technology Inc. (b)                                     1                10
         Analog Devices Inc.                                           6                274
         Applied Materials Inc. (b)                                    26               511
         Applied Micro Circuits Corp. (b)                              5                24
         Asyst Technologies Inc. (b)                                   1                8
         Atmel Corp. (b)                                               7                40
         ATMI Inc. (b)                                                 -                12
         Axcelis Technologies Inc. (b)                                 1                18
         Broadcom Corp. (b)                                            4                183
         Brooks Automation Inc. (b)                                    1                15
         Cirrus Logic Inc. (b)                                         1                8
         Cohu Inc.                                                     -                4
         Conexant Systems Inc. (b)                                     7                32
         Credence Systems Corp. (b)                                    1                17
         Cree Inc. (b) (c)                                             1                27
         Cypress Semiconductor Corp. (b)                               2                26
         DSP Group Inc. (b)                                            -                11
         Dupont Photomasks Inc. (b)                                    -                3
         Emulex Corp. (b)                                              1                18
         ESS Technology (b)                                            1                6
         Exar Corp. (b)                                                1                10
         Fairchild Semiconductor International Inc. - Class A (b)      1                24
         Integrated Device Technology Inc. (b)                         2                22
         Intel Corp.                                                   100              2,754
         International Rectifier Corp. (b)                             1                42
         Intersil Corp.                                                2                46
         KLA-Tencor Corp. (b)                                          3                151
         Kopin Corp. (b)                                               1                4
         Kulicke & Soffa Industries Inc. (b)                           1                10
         Lam Research Corp. (b)                                        2                55
         Lattice Semiconductor Corp. (b)                               2                11
         Linear Technology Corp.                                       5                187
         LSI Logic Corp. (b)                                           6                45
         LTX Corp. (b)                                                 1                8
         Marvell Technology Group Ltd. (b)                             3                78
         Maxim Integrated Products Inc.                                5                262
         Micrel Inc. (b)                                               1                12
         Microchip Technology Inc.                                     3                102
         Micron Technology Inc. (b)                                    10               146
         Mindspeed Technologies Inc. (b)                               2                8
         Mykrolis Corp. (b)                                            1                12
         National Semiconductor Corp. (b)                              6                122
         Novellus Systems Inc. (b)                                     2                73
         Nvidia Corp. (b)                                              2                48
         Omnivision Technologies Inc. (b)                              1                13
         Photronics Inc. (b)                                           1                10
         PMC - Sierra Inc. (b)                                         3                40
         Power Integrations Inc. (b)                                   -                11
         QLogic Corp. (b)                                              1                39
         Rambus Inc. (b)                                               2                27
         Semtech Corp. (b)                                             1                28
         Silicon Image Inc. (b)                                        1                14
         Silicon Laboratories Inc. (b)                                 1                24
         Siliconix Inc. (b)                                            -                3
         Skyworks Solutions Inc. (b)                                   2                18
         Teradyne Inc. (b)                                             3                69
         Texas Instruments Inc.                                        27               646
         Transmeta Corp. (b)                                           2                4
         Triquint Semiconductor Inc. (b)                               2                10
         Ultratech Inc. (b)                                            -                6
         Varian Semiconductor Equipment Associates Inc. (b)            1                23
         Vitesse Semiconductor Corp. (b)                               3                17
         Xilinx Inc.                                                   5                180
         Zoran Corp. (b)                                               1                11
                                                                                        6,955
Software - 23.3%
         Actuate Corp. (b)                                             1                3
         Adobe Systems Inc.                                            4                173
         Advent Software Inc. (b)                                      1                10
         Ascential Software Corp. (b)                                  1                15
         Autodesk Inc.                                                 2                76
         BEA Systems Inc. (b)                                          6                47
         BMC Software Inc. (b)                                         3                62
         Borland Software Corp. (b)                                    1                10
         Cerner Corp. (b)                                              -                19
         Citrix Systems Inc. (b)                                       3                54
         Computer Associates International Inc.                        7                200
         Compuware Corp. (b)                                           5                36
         Concurrent Computer Corp. (b)                                 1                1
         Dendrite International Inc. (b)                               1                11
         FILENET Corp. (b)                                             1                19
         Hyperion Solutions Corp. (b)                                  1                29
         IDX Systems Corp. (b)                                         -                10
         Informatica Corp. (b)                                         1                9
         Inter-Tel Inc.                                                -                8
         Intuit Inc. (b)                                               3                107
         JDA Software Group Inc. (b)                                   1                7
         Keane Inc. (b)                                                1                11
         Manugistics Group Inc. (b)                                    1                4
         Mercury Interactive Corp. (b)                                 1                72
         Micromuse Inc. (b)                                            1                8
         Microsoft Corp.                                               157              4,483
         MRO Software Inc. (b)                                         -                3
         NETIQ Corp. (b)                                               1                11
         Novell Inc. (b)                                               6                48
         Oracle Corp. (b)                                              61               731
         Packeteer Inc. (b)                                            1                9
         Parametric Technology Corp. (b)                               4                21
         PeopleSoft Inc. (b)                                           5                96
         Quest Software Inc. (b)                                       1                9
         Red Hat Inc. (b)                                              2                54
         Retek Inc. (b)                                                1                4
         Serena Software Inc. (b)                                      1                11
         Siebel Systems Inc. (b)                                       7                75
         Sybase Inc. (b)                                               1                26
         Veritas Software Corp. (b)                                    7                184
         Wind River Systems Inc. (b)                                   1                12
                                                                                        6,780
Telecommunications - 0.3%
         Amdocs Ltd. (b) (c)                                           3                64
         Aspect Communications Corp. (b)                               1                13
         PanAmSat Corp. (b)                                            -                8
                                                                                        85
Telecommunications Equipment - 14.1%
         3Com Corp. (b)                                                6                37
         Adaptec Inc. (b)                                              2                15
         ADC Telecommunications Inc. (b)                               13               36
         Adtran Inc.                                                   1                22
         Advanced Fibre Communications Inc. (b)                        1                28
         Andrew Corp. (b) (c)                                          2                44
         Arris Group Inc. (b)                                          1                5
         Avaya Inc. (b)                                                7                110
         Black Box Corp.                                               -                12
         Cable Design Technologies Corp. (b)                           1                9
         C-COR.net Corp. (b)                                           1                6
         CIENA Corp. (b)                                               9                34
         Cisco Systems Inc. (b)                                        104              2,471
         CommScope Inc. (b)                                            1                16
         Computer Network Technology Corp. (b)                         -                2
         Comverse Technology Inc. (b)                                  3                61
         Corning Inc. (b)                                              21               275
         Extreme Networks Inc. (b)                                     2                9
         Finisar Corp. (b) (c)                                         3                5
         Foundry Networks Inc. (b)                                     2                25
         Harmonic Inc. (b)                                             1                9
         Harris Corp.                                                  1                50
         JDS Uniphase Corp. (b)                                        22               83
         Juniper Networks Inc. (b)                                     8                187
         Lucent Technologies Inc. (b)                                  66               248
         MRV Communications Inc. (b)                                   1                3
         Plantronics Inc. (b)                                          1                29
         Polycom Inc. (b)                                              2                34
         Scientific-Atlanta Inc.                                       2                83
         Sonus Networks Inc. (b)                                       4                18
         Sycamore Networks Inc. (b)                                    3                11
         Tekelec (b)                                                   1                19
         Tellabs Inc. (b)                                              6                50
         UTStarcom Inc. (b) (c)                                        2                47
                                                                                        4,095
Wireless Telecommunications - 6.1%
         American Tower Corp. (b)                                      4                53
         Crown Castle International Corp. (b)                          4                52
         InterDigital Communications Corp. (b)                         1                15
         Motorola Inc.                                                 36               660
         Powerwave Technologies Inc. (b)                               2                14
         Qualcomm Inc.                                                 13               913
         REMEC Inc. (b)                                                1                4
         RF Micro Devices Inc. (b)                                     3                21
         Spectrasite Inc. (b)                                          1                30
         Stratex Networks Inc. (b)                                     1                2
                                                                                        1,765

         Total Common Stocks (cost $28,470)                                             28,611

Short Term Investments - 2.3%
Money Market Funds - 2.3%
         Dreyfus Cash Management Plus, 1.14% (a) (d)                   679              679
         Total Short Term Investments (cost $679)                                       679



Total Investments - 100.8% (cost $29,149)                                               29,290
Other Assets and Liabilities, Net -  (0.8%)                                             (248)
Total Net Assets - 100%                                                                 $29,042

JNL/MELLON CAPITAL MANAGEMENT THE DOW(SM) 10 FUND

Common Stocks - 98.7%
Auto Manufacturers - 9.0%
         General Motors Corp. (c)                                      624              $29,082

Chemicals - 10.1%
         E.I. du Pont de Nemours & Co.                                 736              32,680

Diversified Financial Services - 20.8%
         Citigroup Inc.                                                683              31,774
         JPMorgan Chase & Co.                                          914              35,449
                                                                                        67,223
Manufacturing - 10.8%
         General Electric Co.                                          1,076            34,860

Oil & Gas Producers - 11.3%
         Exxon Mobil Corp.                                             824              36,599

Pharmaceuticals - 10.4%
         Merck & Co. Inc.                                              712              33,803

Telecommunications - 16.8%
         AT&T Corp. (c)                                                1,604            23,472
         SBC Communications Inc.                                       1,281            31,063
                                                                                        54,535
Tobacco - 9.5%
         Altria Group Inc.                                             613              30,663

         Total Common Stocks (cost $319,213)                                            319,445

Short Term Investments - 1.8%
Money Market Funds - 1.8%
         Dreyfus Cash Management Plus, 1.14% (a) (d)                   5,793            5,793

         Total Short Term Investments (cost $5,793)                                     5,793

Total Investments - 100.5% (cost $325,006)                                              325,238
Other Assets and Liabilities, Net -  (0.5%)                                             (1,477)
Total Net Assets - 100%                                                                 $323,761

JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND

Common Stocks - 99.0%
Auto Manufacturers - 18.6%
         Ford Motor Co. (c)                                            1,420            $22,226
         PACCAR Inc.                                                   408              23,656
                                                                                        45,882
Commercial Services - 10.3%
         Cendant Corp.                                                 1,040            25,470

Diversified Financial Services - 23.5%
         Capital One Financial Corp. (c)                               379              25,926
         Countrywide Financial Corp.                                   459              32,229
                                                                                        58,155
Electric - 9.5%
         PG&E Corp. (b)                                                839              23,433

Machinery - 8.9%
         Caterpillar Inc. (c)                                          276              21,952

Retail - 17.0%
         Best Buy Co. Inc.                                             449              22,798
         Sears Roebuck & Co. (c)                                       509              19,218
                                                                                        42,017
Telecommunications Equipment - 11.2%
         Lucent Technologies Inc. (b) (c)                              7,318            27,664
         Total Common Stocks (cost $235,833)                                            244,573

Short Term Investments - 2.6%
Money Market Funds - 2.6%
         Dreyfus Cash Management Plus, 1.14% (a) (d)                   6,433            6,433
         Total Short Term Investments (cost $6,433)                                     6,433

Total Investments - 101.6% (cost $242,266)                                              251,006
Other Assets and Liabilities, Net -  (1.6%)                                             (4,007)
Total Net Assets - 100%                                                                 $246,999






Notes to the Schedules of Investments:
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2004.
(b)  Non-income producing security.
(c)  All or portion of the security has been loaned.
(d)  Investments  in  affiliates.  See  Note 3 in  the  Notes  to the  Financial
     Statements.

Summary of Investments by Country:

                                                                       JNL/Mellon Capital
                                                                       Management
                                                                       Global 15 Fund
Hong Kong                                                               31.6%
United Kingdom                                                         35.6
United States                                                          32.8
Total Investments                                                      100.0%


Summary of Open Currency Contracts (in thousands):

                  Currency          Settlement       Notional          Currency         Unrealized
                  Purchased/Sold    Date             Amount            Value            Gain/(Loss)

JNL/Mellon Capital Management Global 15 Fund
                  GBP/USD           07/01/04         706 GBP           $1,280           $(11)
                  HKD/USD           07/02/04       8,884 HKD            1,139              -
                                                                        2,419            (11)


JNL VARIABLE FUNDS (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2004
                                                                  JNL VARIABLE FUND LLC
                                             --------------------------------------------------------------

                                                                  JNL/Mellon Capital
                                             JNL/Mellon Capital       Management       JNL/Mellon Capital
                                                 Management            Consumer            Management
                                               Communications        Brands Sector           Energy
ASSETS                                          Sector Fund              Fund              Sector Fund
                                             -------------------  -------------------- --------------------

Investments - unafiliated, at value (a) (b)            $ 13,199              $ 15,265             $ 29,532
Investments - afiliated, at value and cost                  167                     -                1,204
Cash                                                          -                     -                    -
Foreign currency                                              -                     -                    -
Receivables:
   Dividends and interest                                    13                     7                   14
   Foreign taxes recoverable                                  1                     -                    5
   Fund shares sold                                          26                    14                   88
   Investment securities sold                                 -                   192                    -
Collateral for securities loaned                            293                 1,953                1,402
                                             -------------------  -------------------- --------------------
TOTAL ASSETS                                             13,699                17,431               32,245
                                             -------------------  -------------------- --------------------

LIABILITIES
Cash overdraft                                                -                   165                    -
Payables:
   Administrative fees                                        2                     2                    3
   Advisory fees                                              4                     5                    8
   Forward currency contracts                                 -                     -                    -
   Fund shares redeemed                                     115                    17                   42
   Investment securities purchased                            -                     -                  917
   12B-1 service fees (Class A)                               2                     2                    5
Return of collateral for securities loaned                  293                 1,953                1,402
                                             -------------------  -------------------- --------------------
TOTAL LIABILITIES                                           416                 2,144                2,377
                                             -------------------  -------------------- --------------------
NET ASSETS                                             $ 13,283              $ 15,287             $ 29,868
                                             ===================  ==================== ====================

NET ASSETS CONSIST OF:
Paid-in capital                                        $ 12,517              $ 15,110             $ 26,750
Undistributed (accumulated) net
   investment income (loss)                                  81                     1                   84
Accumulated net realized gain (loss)                        414                    21                   43
Net unrealized appreciation
   (depreciation)                                           271                   155                2,991
                                             -------------------  -------------------- --------------------
                                                       $ 13,283              $ 15,287             $ 29,868
                                             ===================  ==================== ====================

CLASS A
Net assets                                             $ 13,282              $ 15,285             $ 29,865
Shares outstanding (no par value),
   unlimited shares authorized                            3,046                 1,425                1,838
Net asset value per share                                $ 4.36               $ 10.73              $ 16.25
                                             ===================  ==================== ====================

CLASS B
Net assets                                                  $ 1                   $ 2                  $ 3
Shares outstanding (no par value),
   unlimited shares authorized                                -                     -                    -
Net asset value per share                                $ 4.36               $ 10.73              $ 16.26
-------------------------------------------  ===================  ==================== ====================

(a) Including securities on loan of:                      $ 278               $ 1,861              $ 1,331
(b) Investments - unaffiliated, at cost                  12,928                15,110               26,541




                                             JNL/Mellon Capital    JNL/Mellon Capital
                                                 Management            Management
                                                 Financial              Global 15
ASSETS                                          Sector Fund               Fund
                                            ---------------------  --------------------

Investments - unafiliated, at value (a) (b)             $ 21,935             $ 238,832
Investments - afiliated, at value and cost                     -                 6,587
Cash                                                           -                     -
Foreign currency                                               -                   362
Receivables:
   Dividends and interest                                     34                   271
   Foreign taxes recoverable                                   -                     -
   Fund shares sold                                            5                   599
   Investment securities sold                                229                     -
Collateral for securities loaned                             747                 8,915
                                            ---------------------  --------------------
TOTAL ASSETS                                              22,950               255,566
                                            ---------------------  --------------------

LIABILITIES
Cash overdraft                                               174                     -
Payables:
   Administrative fees                                         3                    38
   Advisory fees                                               7                    57
   Forward currency contracts                                  -                    11
   Fund shares redeemed                                       40                   146
   Investment securities purchased                             -                 3,520
   12B-1 service fees (Class A)                                3                    37
Return of collateral for securities loaned                   747                 8,915
                                            ---------------------  --------------------
TOTAL LIABILITIES                                            974                12,724
                                            ---------------------  --------------------
NET ASSETS                                              $ 21,976             $ 242,842
                                            =====================  ====================

NET ASSETS CONSIST OF:
Paid-in capital                                         $ 21,136             $ 212,623
Undistributed (accumulated) net
   investment income (loss)                                  189                 6,695
Accumulated net realized gain (loss)                          72                 7,251
Net unrealized appreciation
   (depreciation)                                            579                16,273
                                            ---------------------  --------------------
                                                        $ 21,976             $ 242,842
                                            =====================  ====================

CLASS A
Net assets                                              $ 21,972             $ 242,842
Shares outstanding (no par value),
   unlimited shares authorized                             1,850                22,971
Net asset value per share                                $ 11.88               $ 10.57
                                            =====================  ====================

CLASS B
Net assets                                                   $ 4           n/a
Shares outstanding (no par value),
   unlimited shares authorized                                 -           n/a
Net asset value per share                                $ 11.88           n/a
------------------------------------------- =====================  ====================

(a) Including securities on loan of:                       $ 729               $ 8,114
(b) Investments - unaffiliated, at cost                   21,356               222,558

                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2004




                                                                            JNL Variable Fund LLC
                                            -----------------------------------------------------------------------------------

                                             JNL/Mellon Capital        JNL/Mellon          JNL/Mellon           JNL/Mellon
                                                 Management             Capital             Capital              Capital
                                              Pharmaceutical/          Management          Management           Management
                                                 Healthcare                25            Select Small-          Technology
ASSETS                                          Sector Fund               Fund              Cap Fund           Sector Fund
                                            ---------------------  ------------------- -------------------  -------------------

Investments - unafiliated, at value (a) (b)             $ 42,726            $ 271,868           $ 242,476             $ 28,611
Investments - afiliated, at value and cost                   194                5,814               4,334                  679
Cash                                                           -                    -                   -                    -
Foreign currency                                               -                    -                   -                    -
Receivables:
   Dividends and interest                                     40                  233                  11                    6
   Foreign taxes recoverable                                   -                    -                   -                    -
   Fund shares sold                                          105                  733                 835                   99
   Investment securities sold                                  -                    -                   -                    -
Collateral for securities loaned                           2,001                5,757                   -                  514
                                            ---------------------  ------------------- -------------------  -------------------
TOTAL ASSETS                                              45,066              284,405             247,656               29,909
                                            ---------------------  ------------------- -------------------  -------------------

LIABILITIES
Cash overdraft                                                 -                    -                   -                    -
Payables:
   Administrative fees                                         5                   31                  28                    3
   Advisory fees                                              13                   63                  58                    8
   Forward currency contracts                                  -                    -                   -                    -
   Fund shares redeemed                                       39                  158                  88                   15
   Investment securities purchased                             -                5,517               2,178                  322
   12B-1 service fees (Class A)                                7                   41                  38                    5
Return of collateral for securities loaned                 2,001                5,757                   -                  514
                                            ---------------------  ------------------- -------------------  -------------------
TOTAL LIABILITIES                                          2,065               11,567               2,390                  867
                                            ---------------------  ------------------- -------------------  -------------------
NET ASSETS                                              $ 43,001            $ 272,838           $ 245,266             $ 29,042
                                            =====================  =================== ===================  ===================

NET ASSETS CONSIST OF:
Paid-in capital                                         $ 41,791            $ 219,679           $ 210,510             $ 28,982
Undistributed (accumulated) net
   investment income (loss)                                   90                5,586                (353)                 (56)
Accumulated net realized gain (loss)                          11               16,207              27,967                  (25)
Net unrealized appreciation
   (depreciation)                                          1,109               31,366               7,142                  141
                                            ---------------------  ------------------- -------------------  -------------------
                                                        $ 43,001            $ 272,838           $ 245,266             $ 29,042
                                            =====================  =================== ===================  ===================

CLASS A
Net assets                                              $ 42,997            $ 272,838           $ 245,266             $ 29,039
Shares outstanding (no par value),
   unlimited shares authorized                             3,707               23,247              13,857                4,782
Net asset value per share                                $ 11.60              $ 11.74             $ 17.70               $ 6.07
                                            =====================  =================== ===================  ===================

CLASS B
Net assets                                                   $ 4           n/a                 n/a                         $ 3
Shares outstanding (no par value),
   unlimited shares authorized                                 -           n/a                 n/a                           -
Net asset value per share                                $ 11.60           n/a                 n/a                      $ 6.07
------------------------------------------- =====================                                           ===================

(a) Including securities on loan of:                     $ 1,931              $ 5,525                 $ -                $ 485
(b) Investments - unaffiliated, at cost                   41,617              240,502             235,334               28,470



                                               JNL/Mellon          JNL/Mellon
                                                Capital             Capital
                                               Management          Management
                                               The Dow 10          The S&P 10
ASSETS                                            Fund                Fund
                                            -----------------  -------------------

Investments - unafiliated, at value (a) (b)        $ 319,445            $ 244,573
Investments - afiliated, at value and cost             5,793                6,433
Cash                                                       -                    -
Foreign currency                                           -                    -
Receivables:
   Dividends and interest                              1,239                  112
   Foreign taxes recoverable                               -                    -
   Fund shares sold                                    1,160                  601
   Investment securities sold                              -                    -
Collateral for securities loaned                      32,486               56,510
                                            -----------------  -------------------
TOTAL ASSETS                                         360,123              308,229
                                            -----------------  -------------------

LIABILITIES
Cash overdraft                                             -                    -
Payables:
   Administrative fees                                    38                   29
   Advisory fees                                          76                   59
   Forward currency contracts                              -                    -
   Fund shares redeemed                                  173                  100
   Investment securities purchased                     3,538                4,494
   12B-1 service fees (Class A)                           51                   38
Return of collateral for securities loaned            32,486               56,510
                                            -----------------  -------------------
TOTAL LIABILITIES                                     36,362               61,230
                                            -----------------  -------------------
NET ASSETS                                         $ 323,761            $ 246,999
                                            =================  ===================

NET ASSETS CONSIST OF:
Paid-in capital                                    $ 300,238            $ 230,914
Undistributed (accumulated) net
   investment income (loss)                           10,804                1,002
Accumulated net realized gain (loss)                  12,487                6,343
Net unrealized appreciation
   (depreciation)                                        232                8,740
                                            -----------------  -------------------
                                                   $ 323,761            $ 246,999
                                            =================  ===================

CLASS A
Net assets                                         $ 323,761            $ 246,999
Shares outstanding (no par value),
   unlimited shares authorized                        33,165               26,232
Net asset value per share                             $ 9.76               $ 9.42
                                            =================  ===================

CLASS B
Net assets                                         n/a                 n/a
Shares outstanding (no par value),
   unlimited shares authorized                     n/a                 n/a
Net asset value per share                          n/a                 n/a
-------------------------------------------

(a) Including securities on loan of:                $ 31,698             $ 53,530
(b) Investments - unaffiliated, at cost              319,213              235,833

                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS (Unaudited)
STATEMENTS OF OPERATIONS (in thousands)
For the Period Ended June 30, 2004
                                                                JNL VARIABLE FUND LLC
                                            -----------------------------------------------------------

                                                                 JNL/Mellon Capital
                                            JNL/Mellon Capital      Management       JNL/Mellon Capital
                                                Management           Consumer           Management
                                              Communications       Brands Sector          Energy
                                               Sector Fund             Fund             Sector Fund
                                            -------------------  ------------------  ------------------
INVESTMENT INCOME
   Dividends                                             $ 121                $ 47               $ 148
   Interest (a)                                              1                   1                   3
   Foreign taxes withheld                                    -                   -                   -
   Securities lending                                        -                   1                   -
                                            -------------------  ------------------  ------------------
TOTAL INVESTMENT INCOME                                    122                  49                 151
                                            -------------------  ------------------  ------------------

EXPENSES
   Administrative fees                                       8                   9                  14
   Advisory fees                                            23                  26                  35
   Managers fees                                             -                   -                   -
   Legal fees                                                -                   -                   -
   12B-1 service fees (Class A)                             11                  13                  18
                                            -------------------  ------------------  ------------------
TOTAL EXPENSES                                              42                  48                  67
                                            -------------------  ------------------  ------------------
NET INVESTMENT INCOME (LOSS)                                80                   1                  84
                                            -------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                             414                  21                  43
   Foreign currency related items                            -                   -                   -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                            (252)                (43)              2,522
   Foreign currency related items                            -                   -                   -

                                            -------------------  ------------------  ------------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                             162                 (22)              2,565
                                            -------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ 242               $ (21)            $ 2,649
------------------------------------------- ===================  ==================  ==================

(a) Interest from affiliated investments                   $ 1                 $ 1                 $ 2



                                             JNL/Mellon Capital     JNL/Mellon Capital
                                                 Management             Management
                                                  Financial             Global 15
                                                 Sector Fund               Fund
                                            ----------------------  -------------------
INVESTMENT INCOME
   Dividends                                                $ 248              $ 4,059
   Interest (a)                                                 2                   29
   Foreign taxes withheld                                       -                 (151)
   Securities lending                                           -                   76
                                            ----------------------  -------------------
TOTAL INVESTMENT INCOME                                       250                4,013
                                            ----------------------  -------------------

EXPENSES
   Administrative fees                                         15                  191
   Advisory fees                                               41                  322
   Managers fees                                                1                    3
   Legal fees                                                   -                    2
   12B-1 service fees (Class A)                                20                  192
                                            ----------------------  -------------------
TOTAL EXPENSES                                                 77                  710
                                            ----------------------  -------------------
NET INVESTMENT INCOME (LOSS)                                  173                3,303
                                            ----------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                                 66                9,224
   Foreign currency related items                               -                 (309)
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                173               (3,506)
   Foreign currency related items                               -                    -
                                            ----------------------  -------------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                                239                5,409
                                            ----------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          $ 412              $ 8,712
------------------------------------------- ======================  ===================

(a) Interest from affiliated investments                      $ 1                 $ 26

                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS (Unaudited)
STATEMENTS OF OPERATIONS (in thousands)
For the Period Ended June 30, 2004


                                                                     JNL VARIABLE FUND LLC
                                          -----------------------------------------------------------------------------

                                            JNL/Mellon Capital     JNL/Mellon         JNL/Mellon         JNL/Mellon
                                               Management           Capital             Capital           Capital
                                            Pharmaceutical/        Management         Management         Management
                                               Healthcare              25            Select Small-       Technology
                                              Sector Fund             Fund             Cap Fund         Sector Fund
                                           -------------------  -----------------  ------------------ -----------------
INVESTMENT INCOME
   Dividends                                            $ 208            $ 2,402               $ 248              $ 35
   Interest (a)                                             4                 18                  15                 2
   Foreign taxes withheld                                   -                  -                   -                 -
   Securities lending                                       1                  2                   -                 -
                                           -------------------  -----------------  ------------------ -----------------
TOTAL INVESTMENT INCOME                                   213              2,422                 263                37
                                           -------------------  -----------------  ------------------ -----------------

EXPENSES
   Administrative fees                                     25                156                 149                18
   Advisory fees                                           66                346                 335                50
   Managers fees                                            -                  3                   3                 -
   Legal fees                                               -                  2                   2                 -
   12B-1 service fees (Class A)                            33                207                 199                25
                                           -------------------  -----------------  ------------------ -----------------
TOTAL EXPENSES                                            124                714                 688                93
                                           -------------------  -----------------  ------------------ -----------------
NET INVESTMENT INCOME (LOSS)                               89              1,708                (425)              (56)
                                           -------------------  -----------------  ------------------ -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                             11             18,747              31,369               (25)
   Foreign currency related items                           -                  -                   -                 -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                            588              2,623             (29,441)              (51)
   Foreign currency related items                           -                  -                   -                 -
                                           -------------------  -----------------  ------------------ -----------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                            599             21,370               1,928               (76)
                                           -------------------  -----------------  ------------------ -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 688           $ 23,078             $ 1,503            $ (132)
------------------------------------------ ===================  =================  ================== =================

(a) Interest from affiliated investments                  $ 3               $ 16                $ 13               $ 2



                                              JNL/Mellon         JNL/Mellon
                                               Capital            Capital
                                              Management         Management
                                              The Dow 10         The S&P 10
                                                 Fund               Fund
                                          -------------------  ---------------
INVESTMENT INCOME
   Dividends                                         $ 5,058            $ 967
   Interest (a)                                           20               19
   Foreign taxes withheld                                  -                -
   Securities lending                                      2                4
                                          -------------------  ---------------
TOTAL INVESTMENT INCOME                                5,080              990
                                          -------------------  ---------------

EXPENSES
   Administrative fees                                   202              147
   Advisory fees                                         447              329
   Managers fees                                           4                3
   Legal fees                                              3                2
   12B-1 service fees (Class A)                          270              196
                                          -------------------  ---------------
TOTAL EXPENSES                                           926              677
                                          -------------------  ---------------
NET INVESTMENT INCOME (LOSS)                           4,154              313
                                          -------------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                        14,765           14,744
   Foreign currency related items                          -                -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                       (28,934)          (9,359)
   Foreign currency related items                          -                -
                                          -------------------  ---------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS)                                       (14,169)           5,385
                                          -------------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 $ (10,015)         $ 5,698
------------------------------------------===================  ===============

(a) Interest from affiliated investments                $ 17             $ 16


                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS (Unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Period Ended June 30, 2004
                                                                 JNL VARIABLE FUND LLC
                                             --------------------------------------------------------------

                                                                  JNL/Mellon Capital
                                             JNL/Mellon Capital       Management       JNL/Mellon Capital
                                                Management             Consumer            Management
                                              Communications        Brands Sector            Energy
OPERATIONS                                      Sector Fund              Fund              Sector Fund
                                             ------------------  --------------------- --------------------
   Net investment income (loss)                           $ 80                    $ 1                 $ 84
   Net realized gain (loss) on:
      Investments                                          414                     21                   43
      Foreign currency related items                         -                      -                    -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                         (252)                   (43)               2,522
      Foreign currency related items                         -                      -                    -
                                             ------------------  --------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         242                    (21)               2,649
                                             ------------------  --------------------- --------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                            7,999                  6,839               21,183
      Class B                                                1                      2                    3
   Proceeds in connection with acquisition
      Class A                                                -                      -                    -
      Class B                                                -                      -                    -
   Cost of shares redeemed
      Class A                                           (3,203)                (2,297)              (3,103)
      Class B                                                -                      -                    -
                                             ------------------  --------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                               4,797                  4,544               18,083
                                             ------------------  --------------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS                    5,039                  4,523               20,732

NET ASSETS BEGINNING OF PERIOD                           8,244                 10,764                9,136
                                             ------------------  --------------------- --------------------

NET ASSETS END OF PERIOD                              $ 13,283               $ 15,287             $ 29,868
                                             ==================  ===================== ====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                               $ 81                    $ 1                 $ 84
                                             ==================  ===================== ====================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                            1,810                    633                1,397
      Class B                                                -                      -                    -
Shares issued in connection with acquisition
      Class A                                                -                      -                    -
      Class B                                                -                      -                    -
Shares redeemed
      Class A                                             (733)                  (213)                (205)
      Class B                                                -                      -                    -
                                             ------------------  --------------------- --------------------
Net increase (decrease)                                  1,077                    420                1,192
                                             ==================  ===================== ====================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                $ 7,367                $ 5,282             $ 18,394
Proceeds from sales of securities                        2,383                    583                  297




                                             JNL/Mellon Capital    JNL/Mellon Capital
                                                 Management            Management
                                                  Financial             Global 15
OPERATIONS                                       Sector Fund              Fund
                                             --------------------  --------------------
   Net investment income (loss)                            $ 173               $ 3,303
   Net realized gain (loss) on:
      Investments                                             66                 9,224
      Foreign currency related items                           -                  (309)
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                            173                (3,506)
      Foreign currency related items                           -                     -
                                             --------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           412                 8,712
                                             --------------------  --------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                              7,102               110,708
      Class B                                                  4                     -
   Proceeds in connection with acquisition
      Class A                                                  -                     -
      Class B                                                  -                     -
   Cost of shares redeemed
      Class A                                             (3,507)              (17,966)
      Class B                                                  -                     -
                                             --------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                 3,599                92,742
                                             --------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS                      4,011               101,454

NET ASSETS BEGINNING OF PERIOD                            17,965               141,388
                                             --------------------  --------------------

NET ASSETS END OF PERIOD                                $ 21,976             $ 242,842
                                             ====================  ====================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                                $ 189               $ 6,695
                                             ====================  ====================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                                596                10,499
      Class B                                                  -                     -
Shares issued in connection with acquisition
      Class A                                                  -                     -
      Class B                                                  -                     -
Shares redeemed
      Class A                                               (298)               (1,718)
      Class B                                                  -                     -
                                             --------------------  --------------------
Net increase (decrease)                                      298                 8,781
                                             ====================  ====================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                                  $ 4,751             $ 141,497
Proceeds from sales of securities                            588                38,909

                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS (Unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Period Ended June 30, 2004


                                                                   JNL VARIABLE FUND LLC
                                       -----------------------------------------------------------------------------

                                         JNL/Mellon Capital     JNL/Mellon         JNL/Mellon         JNL/Mellon
                                            Management           Capital             Capital            Capital
                                         Pharmaceutical/        Management         Management         Management
                                            Healthcare              25            Select Small-       Technology
OPERATIONS                                 Sector Fund             Fund             Cap Fund          Sector Fund
                                        -------------------  -----------------  ------------------  ----------------
   Net investment income (loss)                       $ 89            $ 1,708              $ (425)            $ (56)
   Net realized gain (loss) on:
      Investments                                       11             18,747              31,369               (25)
      Foreign currency related items                     -                  -                   -                 -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                      588              2,623             (29,441)              (51)
      Foreign currency related items                     -                  -                   -                 -
                                        -------------------  -----------------  ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     688             23,078               1,503              (132)
                                        -------------------  -----------------  ------------------  ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                       22,870            105,376              97,368            12,438
      Class B                                            3                  -                   -                 3
   Proceeds in connection with acquisition
      Class A                                            -                  -                   -                 -
      Class B                                            -                  -                   -                 -
   Cost of shares redeemed
      Class A                                       (4,194)           (20,274)            (23,761)           (3,701)
      Class B                                            -                  -                   -                 -
                                        -------------------  -----------------  ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                          18,679             85,102              73,607             8,740
                                        -------------------  -----------------  ------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS               19,367            108,180              75,110             8,608

NET ASSETS BEGINNING OF PERIOD                      23,634            164,658             170,156            20,434
                                        -------------------  -----------------  ------------------  ----------------

NET ASSETS END OF PERIOD                          $ 43,001          $ 272,838           $ 245,266          $ 29,042
                                        ===================  =================  ==================  ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                           $ 90            $ 5,586              $ (353)            $ (56)
                                        ===================  =================  ==================  ================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                        1,975              9,615               5,628             2,066
      Class B                                            -                  -                   -                 -
Shares issued in connection with acquisition
      Class A                                            -                  -                   -                 -
      Class B                                            -                  -                   -                 -
Shares redeemed
      Class A                                         (363)            (1,849)             (1,375)             (617)
      Class B                                            -                  -                   -                 -
                                        -------------------  -----------------  ------------------  ----------------
Net increase (decrease)                              1,612              7,766               4,253             1,449
                                        ===================  =================  ==================  ================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                           $ 19,578          $ 174,777           $ 239,097           $ 8,856
Proceeds from sales of securities                      160            110,293             164,828               368



                                             JNL/Mellon          JNL/Mellon
                                              Capital             Capital
                                             Management          Management
                                             The Dow 10          The S&P 10
OPERATIONS                                      Fund                Fund
                                        --------------------  -----------------
   Net investment income (loss)                     $ 4,154              $ 313
   Net realized gain (loss) on:
      Investments                                    14,765             14,744
      Foreign currency related items                      -                  -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                   (28,934)            (9,359)
      Foreign currency related items                      -                  -
                                        --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (10,015)             5,698
                                        --------------------  -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares
      Class A                                       124,902            101,984
      Class B                                             -                  -
   Proceeds in connection with acquisition
      Class A                                         7,741                  -
      Class B                                             -                  -
   Cost of shares redeemed
      Class A                                       (27,957)           (15,826)
      Class B                                             -                  -
                                        --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                          104,686             86,158
                                        --------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                94,671             91,856

NET ASSETS BEGINNING OF PERIOD                      229,090            155,143
                                        --------------------  -----------------

NET ASSETS END OF PERIOD                          $ 323,761          $ 246,999
                                        ====================  =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                        $ 10,804            $ 1,002
                                        ====================  =================

(1)SHARE TRANSACTIONS
Shares sold
      Class A                                        12,575             11,030
      Class B                                             -                  -
Shares issued in connection with acquisition
      Class A                                           739                  -
      Class B                                             -                  -
Shares redeemed
      Class A                                        (2,817)            (1,718)
      Class B                                             -                  -
                                        --------------------  -----------------
Net increase (decrease)                              10,497              9,312
                                        ====================  =================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                           $ 190,862          $ 235,833
Proceeds from sales of securities                    84,300            150,973

                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Year Ended December 31, 2003
                                                                      JNL VARIABLE FUND LLC
                                           --------------------------------------------------------------------------

                                              JNL/Mellon       JNL/Mellon Capital    JNL/Mellon        JNL/Mellon
                                                Capital           Management           Capital           Capital
                                              Management           Consumer          Management        Management
                                            Communications      Brands Sector          Energy           Financial
OPERATIONS                                    Sector Fund            Fund            Sector Fund       Sector Fund
                                           ------------------ -------------------  ----------------  ----------------
   Net investment income (loss)                         $ 31                $ 70              $ 49             $ 162
   Net realized gain (loss) on:
      Investments                                     (2,669)              1,718             1,538             1,822
      Foreign currency related items                       -                   -                 -                 -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                      4,648                  56               576             2,460
      Foreign currency related items                       -                   -                 -                 -
                                           ------------------ -------------------  ----------------  ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     2,010               1,844             2,163             4,444
                                           ------------------ -------------------  ----------------  ----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                    1,362               1,861             1,709             3,168
   Cost of shares redeemed                            (1,232)             (2,407)           (2,144)           (3,831)
                                           ------------------ -------------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                               130                (546)             (435)             (663)
                                           ------------------ -------------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                  2,140               1,298             1,728             3,781

NET ASSETS BEGINNING OF PERIOD                         6,104               9,466             7,408            14,184
                                           ------------------ -------------------  ----------------  ----------------

NET ASSETS END OF PERIOD                             $ 8,244            $ 10,764           $ 9,136          $ 17,965
                                           ================== ===================  ================  ================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                              $ 1                $ (1)              $ -              $ 16
                                           ================== ===================  ================  ================

(1)SHARE TRANSACTIONS
Shares sold                                              394                 196               143               315
Shares redeemed                                         (366)               (259)             (188)             (397)
                                           ------------------ -------------------  ----------------  ----------------
Net increase (decrease)                                   28                 (63)              (45)              (82)
                                           ================== ===================  ================  ================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                             $ 10,117            $ 16,152          $ 10,629          $ 24,670
Proceeds from sales of securities                     10,132              16,756            11,280            25,541



                                              JNL/Mellon       JNL/Mellon Capital
                                                Capital           Management
                                              Management        Pharmaceutical/
                                               Global 15          Healthcare
OPERATIONS                                       Fund             Sector Fund
                                           ------------------  ------------------
   Net investment income (loss)                      $ 2,418               $ (54)
   Net realized gain (loss) on:
      Investments                                     (1,784)                506
      Foreign currency related items                      20                   -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                     23,477               4,567
      Foreign currency related items                      (1)                  -
                                           ------------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    24,130               5,019
                                           ------------------  ------------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                   99,610               4,507
   Cost of shares redeemed                           (12,853)             (4,172)
                                           ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                            86,757                 335
                                           ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                110,887               5,354

NET ASSETS BEGINNING OF PERIOD                        30,501              18,280
                                           ------------------  ------------------

NET ASSETS END OF PERIOD                           $ 141,388            $ 23,634
                                           ==================  ==================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                          $ 3,392                 $ 1
                                           ==================  ==================

(1)SHARE TRANSACTIONS
Shares sold                                           11,637                 438
Shares redeemed                                       (1,526)               (423)
                                           ------------------  ------------------
Net increase (decrease)                               10,111                  15
                                           ==================  ==================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                             $ 99,407            $ 29,533
Proceeds from sales of securities                     19,928              30,113

                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the Year Ended December 31, 2003

                                                                     JNL VARIABLE FUND LLC
                                           -------------------------------------------------------------------------

                                               JNL/Mellon         JNL/Mellon        JNL/Mellon        JNL/Mellon
                                                 Capital           Capital           Capital           Capital
                                               Management         Management        Management        Management
                                                   25           Select Small-       Technology        The Dow 10
OPERATIONS                                        Fund             Cap Fund        Sector Fund           Fund
                                             ----------------  ----------------- ----------------- -----------------
   Net investment income (loss)                      $ 3,284             $ (107)           $ (114)          $ 3,996
   Net realized gain (loss) on:
      Investments                                     (2,472)            (4,378)             (565)           (2,225)
      Foreign currency related items                       -                  -                 -                 -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                     31,825             40,387             7,234            38,126
      Foreign currency related items                       -                  -                 -                 -
                                             ----------------  ----------------- ----------------- -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    32,637             35,902             6,555            39,897
                                             ----------------  ----------------- ----------------- -----------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                  110,759            112,336             3,216           139,672
   Cost of shares redeemed                           (16,217)           (16,665)           (3,852)          (31,300)
                                             ----------------  ----------------- ----------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                            94,542             95,671              (636)          108,372
                                             ----------------  ----------------- ----------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS                127,179            131,573             5,919           148,269

NET ASSETS BEGINNING OF PERIOD                        37,479             38,583            14,515            80,821
                                             ----------------  ----------------- ----------------- -----------------

NET ASSETS END OF PERIOD                           $ 164,658          $ 170,156          $ 20,434         $ 229,090
                                             ================  ================= ================= =================

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                          $ 3,878               $ 72               $ -           $ 6,650
                                             ================  ================= ================= =================

(1)SHARE TRANSACTIONS
Shares sold                                           12,728              7,511               643            16,407
Shares redeemed                                       (1,928)            (1,130)             (747)           (3,788)
                                             ----------------  ----------------- ----------------- -----------------
Net increase (decrease)                               10,800              6,381              (104)           12,619
                                             ================  ================= ================= =================

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                            $ 126,935          $ 129,172          $ 27,206         $ 143,278
Proceeds from sales of securities                     26,743             33,804            28,263            31,853


                                             JNL/Mellon        JNL/Mellon
                                               Capital          Capital
                                             Management        Management
                                              The Dow 5        The S&P 10
OPERATIONS                                      Fund              Fund
                                           ----------------  ---------------
   Net investment income (loss)                      $ 213            $ 570
   Net realized gain (loss) on:
      Investments                                     (727)          (5,696)
      Foreign currency related items                     -                -
   Net change in unrealized appreciation
      (depreciation) on:
      Investments                                    1,663           24,112
      Foreign currency related items                     -                -
                                           ----------------  ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   1,149           18,986
                                           ----------------  ---------------

SHARE TRANSACTIONS(1)
   Proceeds from the sale of shares                    808          109,565
   Cost of shares redeemed                          (2,204)         (14,617)
                                           ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                          (1,396)          94,948
                                           ----------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS                 (247)         113,934

NET ASSETS BEGINNING OF PERIOD                       8,051           41,209
                                           ----------------  ---------------

NET ASSETS END OF PERIOD                           $ 7,804        $ 155,143
                                           ================  ===============

UNDISTRIBUTED (ACCUMULATED) NET
   INVESTMENT INCOME (LOSS)                          $ 772            $ 689
                                           ================  ===============

(1)SHARE TRANSACTIONS
Shares sold                                            117           13,381
Shares redeemed                                       (347)          (1,808)
                                           ----------------  ---------------
Net increase (decrease)                               (230)          11,573
                                           ================  ===============

PURCHASES AND SALES OF INVESTMENT
   SECURITIES (EXCLUDING SHORT-TERM
   SECURITIES):

Purchases of securities                            $ 5,648        $ 136,229
Proceeds from sales of securities                    7,044           40,736

                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS (Unaudited)
Financial Highlights

                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
     6/30/2004                $4.19             $0.03            $0.14           $0.17           $4.36
    12/31/2003                 3.15              0.02             1.02            1.04            4.19
    12/31/2002                 5.79              0.01            (2.65)          (2.64)           3.15
    12/31/2001                11.02              0.01            (5.24)          (5.23)           5.79
    12/31/2000                15.09             (0.02)           (4.05)          (4.07)          11.02
 07/02(a)-12/31/99            10.00                 -             5.09            5.09           15.09

Class B
 03/08(a)-06/30/04             4.65              0.02            (0.31)          (0.29)           4.36

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
     6/30/2004                10.71                 -             0.02            0.02           10.73
    12/31/2003                 8.86              0.08             1.77            1.85           10.71
    12/31/2002                 9.42              0.02            (0.58)          (0.56)           8.86
    12/31/2001                10.31              0.02            (0.91)          (0.89)           9.42
    12/31/2000                 9.55              0.02             0.74            0.76           10.31
 07/02(a)-12/31/99            10.00              0.03            (0.48)          (0.45)           9.55

Class B
 03/08(a)-06/30/04            11.14              0.01            (0.42)          (0.41)          10.73

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

Class A
     6/30/2004                14.13              0.05             2.07            2.12           16.25
    12/31/2003                10.72              0.08             3.33            3.41           14.13
    12/31/2002                11.11              0.05            (0.44)          (0.39)          10.72
    12/31/2001                14.91              0.01            (3.81)          (3.80)          11.11
    12/31/2000                10.27                 -             4.64            4.64           14.91
 07/02(a)-12/31/99            10.00              0.04             0.23            0.27           10.27

Class B
 03/08(a)-06/30/04            15.40              0.02             0.84            0.86           16.26

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
     6/30/2004                11.57              0.09             0.22            0.31           11.88
    12/31/2003                 8.68              0.11             2.78            2.89           11.57
    12/31/2002                10.10              0.07            (1.49)          (1.42)           8.68
    12/31/2001                11.42              0.04            (1.36)          (1.32)          10.10
    12/31/2000                 8.97              0.02             2.43            2.45           11.42
 07/02(a)-12/31/99            10.00              0.02            (1.05)          (1.03)           8.97

Class B
 03/08(a)-06/30/04            12.50              0.04            (0.66)          (0.62)          11.88

-------------------------------------------------------------------------------------------------------




                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

Class A
     6/30/2004                  4.06 %           $13,282            21.8%             0.75%          1.43%
    12/31/2003                   33.02             8,244            149.3              0.91           0.46
    12/31/2002                  (45.60)            6,104             50.9              0.89           0.15
    12/31/2001                  (47.46)           10,471             64.1              0.85          (0.08)
    12/31/2000                  (26.97)           12,503             76.0              0.85          (0.25)
 07/02(a)-12/31/99               50.90             5,049             85.7              0.85          (0.08)

Class B
 03/08(a)-06/30/04               (6.24)                1             21.8              0.55           1.73

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

Class A
     6/30/2004                   0.19            15,285              4.6              0.76              -
    12/31/2003                  20.88            10,764            167.7              0.91           0.72
    12/31/2002                  (5.94)            9,466             28.5              0.89           0.39
    12/31/2001                  (8.63)            8,006             61.7              0.85           0.71
    12/31/2000                   7.96             4,301             52.9              0.85           0.57
 07/02(a)-12/31/99              (4.50)            1,673             98.2              0.85           0.76

Class B
 03/08(a)-06/30/04              (3.68)                2              4.6              0.56           0.38

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

Class A
     6/30/2004                   15.00            29,865              1.6              0.74           0.92
    12/31/2003                   31.81             9,136            141.2              0.91           0.65
    12/31/2002                   (3.51)            7,408             53.0              0.89           0.42
    12/31/2001                  (25.49)            7,468             67.6              0.85           0.33
    12/31/2000                   45.18             5,226             54.3              0.85           0.40
 07/02(a)-12/31/99                2.70               762            103.1              0.85           0.47

Class B
 03/08(a)-06/30/04                5.58                 3              1.6              0.54           0.80

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

Class A
     6/30/2004                    2.68            21,972              2.9              0.76           1.70
    12/31/2003                   33.30            17,965            162.2              0.91           1.06
    12/31/2002                  (14.06)           14,184             25.3              0.89           0.70
    12/31/2001                  (11.56)           15,911             67.6              0.85           0.63
    12/31/2000                   27.31            11,278             41.9              0.85           0.53
 07/02(a)-12/31/99              (10.30)            2,496             61.5              0.85           0.73

Class B
 03/08(a)-06/30/04               (4.96)                4              2.9              0.56           2.02

-----------------------------------------------------------------------------------------------------------------

(a)   Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.

                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS (Unaudited)
Financial Highlights

                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Class A
     6/30/2004                $9.96            $(0.24)           $0.85           $0.61          $10.57
    12/31/2003                 7.48             (0.22)            2.70            2.48           9.96
    12/31/2002                 8.68             (0.39)           (0.81)          (1.20)          7.48
    12/31/2001                 8.74              0.09            (0.15)          (0.06)          8.68
    12/31/2000                 8.99              0.22            (0.47)          (0.25)          8.74
 07/02(a)-12/31/99            10.00              0.11            (1.12)          (1.01)          8.99

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

Class A
     6/30/2004                11.28              0.02             0.30            0.32          11.60
    12/31/2003                 8.79             (0.03)            2.52            2.49          11.28
    12/31/2002                12.67             (0.03)           (3.85)          (3.88)          8.79
    12/31/2001                13.60             (0.03)           (0.90)          (0.93)         12.67
    12/31/2000                 9.74                 -             3.86            3.86          13.60
 07/02(a)-12/31/99            10.00                 -            (0.26)          (0.26)          9.74

Class B
 03/08(a)-06/30/04            11.89              0.01            (0.30)          (0.29)         11.60

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
     6/30/2004                10.64             (0.01)            1.11            1.10          11.74
    12/31/2003                 8.01              0.12             2.51            2.63          10.64
    12/31/2002                 9.07             (0.10)           (0.96)          (1.06)          8.01
    12/31/2001                 7.94              0.02             1.11            1.13           9.07
    12/31/2000                 8.30              0.13            (0.49)          (0.36)          7.94
 07/02(a)-12/31/99            10.00              0.08            (1.78)          (1.70)          8.30

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
     6/30/2004                17.72             (0.03)            0.01           (0.02)         17.70
    12/31/2003                11.97             (0.05)            5.80            5.75          17.72
    12/31/2002                14.54              0.11            (2.68)          (2.57)         11.97
    12/31/2001                15.13              0.01            (0.60)          (0.59)         14.54
    12/31/2000                12.38             (0.04)            2.79            2.75          15.13
 07/02(a)-12/31/99            10.00             (0.02)            2.40            2.38          12.38

-------------------------------------------------------------------------------------------------------





                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

Class A
     6/30/2004                  6.12 %          $242,842            20.9%             0.74%          3.44%
    12/31/2003                   33.16           141,388             28.9              0.86           3.44
    12/31/2002                  (13.82)           30,501             20.4              0.88           3.59
    12/31/2001                   (0.69)            8,075             45.5              0.90           3.55
    12/31/2000                   (2.78)            5,037             93.4              0.90           4.32
 07/02(a)-12/31/99              (10.10)            2,034             80.5              0.90           3.44

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

Class A
     6/30/2004                    2.84            42,997              0.5              0.75           0.54
    12/31/2003                   28.33            23,634            145.5              0.91           0.27
    12/31/2002                  (30.62)           18,280             44.0              0.89          (0.28)
    12/31/2001                   (6.84)           24,500             52.5              0.85          (0.26)
    12/31/2000                   39.63            17,462             63.0              0.85           0.04
 07/02(a)-12/31/99               (2.60)            4,046             58.9              0.85           0.15

Class B
 03/08(a)-06/30/04               (2.44)                4              0.5              0.55           0.66

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND

Class A
     6/30/2004                   10.34           272,838             55.6              0.69           1.64
    12/31/2003                   32.83           164,658             33.3              0.81           4.11
    12/31/2002                  (11.69)           37,479             35.6              0.82           2.05
    12/31/2001                   14.23             8,403             49.0              0.85           2.34
    12/31/2000                   (4.34)            3,569             85.0              0.85           2.71
 07/02(a)-12/31/99              (17.00)            1,858             66.3              0.85           2.48

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

Class A
     6/30/2004                   (0.11)          245,266             82.7              0.69          (0.43)
    12/31/2003                   48.04           170,156             38.6              0.81          (0.12)
    12/31/2002                  (17.68)           38,583             62.7              0.83           1.02
    12/31/2001                   (3.90)           14,442             78.7              0.85          (0.25)
    12/31/2000                   22.21             7,729            116.4              0.85          (0.47)
 07/02(a)-12/31/99               23.80             2,100            102.5              0.85          (0.39)

--------------------------------------------------------------------------------------------------------------------

(a)   Commencement of operations.
(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.

                     See Notes to the Financial Statements.

JNL VARIABLE FUNDS (Unaudited)
Financial Highlights


                                                       Increase (Decrease) from
                                                        Investment Operations
                                        ---------------------------------------------------
                           Net Asset    ---------------------------------------------------
                             Value             Net          Net Realized     Total from       Net Asset
      Period               Beginning       Investment       & Unrealized     Investment       Value, End
       Ended               of Period      Income (Loss)    Gains (Losses)    Operations       of Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
     6/30/2004                $6.13            $(0.01)          $(0.05)         $(0.06)          $6.07
    12/31/2003                 4.22             (0.04)            1.95            1.91            6.13
    12/31/2002                 6.72             (0.03)           (2.47)          (2.50)           4.22
    12/31/2001                12.18                 -            (5.46)          (5.46)           6.72
    12/31/2000                15.39             (0.08)           (3.13)          (3.21)          12.18
 07/02(a)-12/31/99            10.00             (0.01)            5.40            5.39           15.39

Class B
 03/08(a)-06/30/04             6.16                 -            (0.09)          (0.09)           6.07

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND

Class A
     6/30/2004                10.11              0.02            (0.37)          (0.35)           9.76
    12/31/2003                 8.04              0.03             2.04            2.07           10.11
    12/31/2002                 8.92              0.01            (0.89)          (0.88)           8.04
    12/31/2001                 9.18              0.07            (0.33)          (0.26)           8.92
    12/31/2000                 8.73              0.13             0.32            0.45            9.18
 07/02(a)-12/31/99            10.00              0.05            (1.32)          (1.27)           8.73

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND

Class A
     6/30/2004                 9.17                 -             0.25            0.25            9.42
    12/31/2003                 7.71              0.02             1.44            1.46            9.17
    12/31/2002                 9.41                 -            (1.70)          (1.70)           7.71
    12/31/2001                11.97              0.04            (2.60)          (2.56)           9.41
    12/31/2000                11.06             (0.03)            0.94            0.91           11.97
 07/02(a)-12/31/99            10.00              0.01             1.05            1.06           11.06

-------------------------------------------------------------------------------------------------------






                                              Supplemental Data
                           -----------------------------------------------------                  Ratio of Net
                           -----------------------------------------------------   Ratio of        Investment
                                                Net Assets,                        Expenses to    Income (Loss)
      Period                     Total         End of Period      Portfolio        Average Net      to Average
       Ended                  Return (b)       (in thousands)      Turnover        Assets (c)     Net Assets (c)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

Class A
     6/30/2004                  (0.98)%         $29,039             1.5%             0.76%          (0.45)%
    12/31/2003                  45.26            20,434            155.9              0.91          (0.65)
    12/31/2002                 (37.20)           14,515             32.4              0.89          (0.80)
    12/31/2001                 (44.83)           20,044             64.4              0.85          (0.72)
    12/31/2000                 (20.86)           20,071             81.5              0.85          (0.72)
 07/02(a)-12/31/99              53.90             7,834             55.7              0.85          (0.40)

Class B
 03/08(a)-06/30/04              (1.46)                3              1.5              0.56          (0.17)

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND

Class A
     6/30/2004                  (3.46)          323,761             31.5              0.68           3.07
    12/31/2003                  25.75           229,090             24.7              0.81           3.10
    12/31/2002                  (9.87)           80,821             21.7              0.83           2.92
    12/31/2001                  (2.83)           36,882             38.5              0.85           2.34
    12/31/2000                   5.15            21,051             47.1              0.85           2.62
 07/02(a)-12/31/99             (12.70)            7,786             23.3              0.85           2.53

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND

Class A
     6/30/2004                   2.73           246,999             77.1              0.69           0.32
    12/31/2003                  18.94           155,143             49.2              0.81           0.69
    12/31/2002                 (18.07)           41,209             68.6              0.83           0.29
    12/31/2001                 (21.39)           20,187             66.8              0.85           0.41
    12/31/2000                   8.23            18,964             91.3              0.85          (0.27)
 07/02(a)-12/31/99              10.60             9,192             27.9              0.85           0.16

------------------------------------------------------------------------------------------------------------------


--------------------
(a)   Commencement of operations.
(b)   Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)   Annualized for periods less than one year.


                     See Notes to the Financial Statements.

--------------------------------------------------------------------------------
                         JNL VARIABLE FUNDS (UNAUDITED)
                        NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

The JNL Variable Fund LLC (The "JNL Variable Funds") is a limited liability company organized under the laws of Delaware, by Operating Agreements dated February 11, 1999 as amended December 13, 2001. The JNL Variable Funds are registered with the Securities and Exchange Commission as non-diversified funds under the Investment Company Act of 1940. The JNL Variable Fund LLC includes the following eleven (11) separate Funds, each subadvised by Mellon Capital Management Corp.: JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Energy Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund, JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management Technology Sector Fund, JNL/Mellon Capital Management The Dow 10 Fund, and JNL/Mellon Capital Management The S&P 10 Fund. Effective February 18, 2004, each of the JNL Variable Funds are managed by Mellon Capital Management Corp. For the period from December 15, 2003 to February 17, 2004, each of the JNL Variable Funds were managed by Curian CapitalSM LLC.

Effective April 30, 2004, JNL/Mellon Capital Management The Dow 10 Fund acquired all the assets of JNL/Mellon Capital Management The Dow 5 Fund. See Note 5 for additional information regarding the fund acquisition.

Jackson National Asset Management, LLC ("JNAM L.L.C."), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Funds. Curian Capital LLC is an affiliate of the Adviser. Shares are presently offered to Jackson National and its separate accounts to fund the benefits of variable annuity policies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Stocks listed on a national or foreign stock exchange are valued at the final quoted sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars. If trading or events occurring in other markets after the close of the foreign stock exchange are expected to have a material affect on the value of the investments, or when quotations are not readily available, securities are valued at fair market value determined by procedures approved by the Board of Managers.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

FOREIGN SECURITIES -- Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

FOREIGN CURRENCY TRANSLATIONS -- The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect as of 11:00 a.m. Eastern Standard Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- A Fund may enter into forward foreign currency exchange contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts.

SECURITIES LOANED -- The JNL Variable Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled money market instrument approved by the Adviser). The Funds bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

DISTRIBUTIONS TO SHAREHOLDERS -- The JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Energy Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund, and JNL/Mellon Capital Management Technology Sector Fund ("Sector Funds") declare and pay dividends from net investment income annually, but may do so more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually. For all other funds, no distributions of net investment income or realized capital gains are required.

FEDERAL INCOME TAXES -- The JNL Variable Fund LLC (except for the Sector Funds) is a limited liability company with each of its interests owned by a single interest: Jackson National Separate Account-IAccordingly, the JNL Variable Funds are not considered separate entities for income tax purposes, and therefore, are taxed as part of the operations of Jackson National Life Insurance Company and are not taxed separately. Effective December 15, 2003, the Sector Funds elected to be taxed as a corporation. The Sector Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Fund. The Sector Funds periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. Under current tax law, interest and dividend income and capital gains of the JNL Variable Funds are not currently taxable when left to accumulate within a variable annuity contract.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with JNAM L.L.C. whereby JNAM L.L.C. provides investment management and transfer agency services. Each Fund in the JNL Variable Funds paid JNAM L.L.C. an annual investment advisory fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of the investment advisory fee is paid to Mellon Capital Management Corp. as compensation for their services. Effective February 18, 2004, the following is a schedule of the fees each Fund is currently obligated to pay JNAM L.L.C.:

ASSETS                          FEES
$0 to $50 million               0.37%
$50 million to $100 million     0.31%
Over $100 million               0.28%

Prior to February 18, 2004, the Sector Fund advisory fees were 0.52% on average daily net assets up to $500 million, 0.47% between $500 million and $1 billion, and 0.42% over $1 billion, and the Target Fund advisory fees were 0.43% on all assets.

ADMINISTRATIVE FEE -- In addition to the investment advisory fee, each Fund in the JNL Variable Funds paid JNAM L.L.C. an annual Administrative Fee of 0.15% of the average daily net assets of the Fund, except for the JNL/Mellon Capital Management Global 15 Fund which paid JNAM L.L.C. an annual Administrative Fee of 0.20% of the average daily net assets of the Fund.

In return for the fee, JNAM L.L.C. provides or procures all necessary administrative functions and services for the operations of each Fund. In accordance with the Administration Agreement, JNAM L.L.C. is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of the JNL Variable Funds and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers and a majority of the cost associated with the Chief Compliance Officer.

BROKERAGE FEES -- During the period ended June 30, 2004, the JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Energy Sector Fund, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund, JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management The Dow 10 Fund, JNL/Mellon Capital Management The S&P 10 Fund paid, $1, $1, $1, $79, 263, $80 and $222, in thousands respectively, to affiliates of the Fund for brokerage fees on the execution of purchases and sales of portfolio investments.

12B-1 SERVICE FEE - Effective December 15, 2003, the JNL Variable Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund's Class A shares (through the sale of variable insurance products funded by the Trust). Jackson National Life Distributors, Inc. ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson National and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson National. The maximum 12b-1 fee allowed shall be 0.20% as a percentage of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statement of Operations as "12b-1 service fees (Class
A)". INVESTMENTS IN AFFILIATES - During the six months ended June 30, 2004, certain Funds invested in a money market fund for temporary purposes, which were managed by an affiliate to the subadviser. The total market value and cost of such affiliated investments is disclosed separately in the Statement of Assets and Liabilities, and the associated income is disclosed separately in the Statement of Operations.

NOTE 4.  FEDERAL INCOME TAX MATTERS

Permanent differences between book and tax basis reporting for the 2003 fiscal year have been identified and appropriately reclassified as indicated below (in thousands). To the extent there are differences between book tax-basis and federal tax-basis which are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to: expired capital loss carryforwards, foreign currency reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses and distribution adjustments. These reclassifications have no impact on net assets.


                                                                            NET INCREASE (DECREASE)
                                                            ---------------------------------------------------------
                                                              ACCUMULATED
                                                             UNDISTRIBUTED       ACCUMULATED NET
                                                            NET INVESTMENT          REALIZED
                                                                INCOME             GAIN/LOSS          PAID IN CAPITAL
                                                            ----------------    -----------------    ----------------

JNL/Mellon Capital Management Communications Sector Fund    $           (2)      $    14,316         $      (14,314)

JNL/Mellon Capital Management Consumer Brands Sector Fund             (167)             (946)                 1,113

JNL/Mellon Capital Management Energy Sector Fund                      (116)             (266)                   382

JNL/Mellon Capital Management Financial Sector Fund                   (381)           (1,283)                 1,664
JNL/Mellon Capital Management Pharmaceutical/Healthcare
   Sector Fund                                                         161             1,459                 (1,620)
JNL/Mellon Capital Management Technology Sector Fund                   522            16,872                (17,394)


As of June 30, 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments are listed in the following table (in thousands). Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies; the difference in accounting in Real Estate Investments Trusts; and the tax deferral of losses on wash sale transactions.

                                                                                       NET
                                                              GROSS       GROSS        UNREALIZED
                                                 COST OF      UNREALIZED  UNREALIZED  APPRECIATION/
                                                 INVESTMENTS APPRECIATION DEPRECIATION DEPRECIATION
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

  JNL/Mellon Capital Management Communications
  JNL/Mellon Capital Management Consumer Brands
    Sector Fund                                      15,110          763       (608)            155
  JNL/Mellon Capital Management Energy Sector
    Fund                                             27,745        3,051        (60)          2,991
  JNL/Mellon Capital Management Financial Sector
    Fund                                             21,356        1,089       (510)            579
  JNL/Mellon Capital Management
    Pharmaceutical/Healthcare Sector Fund            41,811        2,486     (1,377)          1,109
  JNL/Mellon Capital Management Technology
    Sector Fund                                      29,149        1,776     (1,635)            141


NOTE 5.  FUND ACQUISITION

On April 30, 2004, JNL/Mellon Capital Management The Dow 10 Fund acquired all the assets of JNL/Mellon Capital Management The Dow 5 Fund pursuant to a plan or reorganization approved by the Board of Managers on January 29, 2004. The acquisition was accomplished by a tax-free exchange of 739,161 shares of JNL/Mellon Capital Management The Dow 10 Fund for the 946,332 shares of JNL/Mellon Capital Management The Dow 5 Fund outstanding on April 30, 2004. JNL/Mellon Capital Management The Dow 5 Fund's net assets at that date ($7,244), including $1,305 of unrealized depreciation (in thousands), were combined with those of JNL/Mellon Capital Management The Dow 10 Fund. The aggregate net assets of JNL/Mellon Capital Management The Dow 10 Fund and JNL/Mellon Capital Management The Dow 5 Fund immediately before the acquisition, in thousands, were $281,461 and $7,244, respectively.

             MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND LLC, JNL
            VARIABLE FUND III LLC, JNL VARIABLE FUND V LLC AND JNLNY
           VARIABLE FUND I LLC (COLLECTIVELY, THE JNL VARIABLE FUNDS)

-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
                                    CURRENT                                                     NUMBER OF
                                   POSITION                                                 PORTFOLIOS IN THE        OTHER
                                 WITH THE JNL                           PRINCIPAL              FUND COMPLEX      DIRECTORSHIPS
     MANAGER/OFFICER (AGE)         VARIABLE       LENGTH OF            OCCUPATION            OVERSEEN BY THE      HELD BY THE
           & ADDRESS                 FUNDS       TIME SERVED      FOR THE PAST 5 YEARS           MANAGER            MANAGER
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED MANAGER
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Robert A. Fritts* (55)           Manager        2/99 to        Senior Vice President                65          None
1 Corporate Way                                 present        (9/03 to present) and
Lansing, MI 48951                                              Controller of Jackson
                                 President      12/02 to       National Life Insurance
                                 and Chief      present        Company (9/82 to present);
                                 Executive                     Vice President of Jackson
                                 Officer                       National Life Insurance
                                                               Company (8/82 to
                                                               8/03); Trustee or
                                                               Manager, and
                                                               (since 12/02)
                                                               President and
                                                               Chief Executive
                                                               Officer, of each
                                                               other investment
                                                               company in the
                                                               Fund Complex.
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
--------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED MANAGERS
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Michael Bouchard (47)            Manager        4/00 to        Sheriff, Oakland County,             65          None
1 Corporate Way                                 present        Michigan (1/99 to
Lansing, MI 48951                                              present); Senator - State
                                                               of Michigan (1991 to
                                                               1999); Chairman -
                                                               Financial Services
                                                               Committee (1/95 to 1/99)
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Dominic D'Annunzio (65)          Chairman of    2/04 to        Acting Commissioner of               65          None
1 Corporate Way                  the Board      present        Insurance for the State of
Lansing, MI 48951                                              Michigan (1/90 to 5/90)
                                 Manager        6/03 to        (8/97 to 5/98)
                                                present
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Michelle Engler (45)             Manager        4/00 to        Attorney (1983 to                    65          Director of
1 Corporate Way                                 present        present); First Lady of                          Federal Home
Lansing, MI 48951                                              the State of Michigan                            Loan Mortgage
                                                               (1990 to 2002);                                  Corporation
                                                               Michigan Community Service
                                                               Commission Chair (1991 to
                                                               2000)
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Joseph Frauenheim (70)           Manager        12/03 to       Consultant (Banking)                 65          None
1 Corporate Way                                 present
Lansing, Michigan
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Richard D. McLellan (61)         Manager        12/03 to       Member, Dykema Gossett               65          None
1 Corporate Way                                 present        PLLC (Law Firm)
Lansing, Michigan
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------




-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
                                    CURRENT                                                     NUMBER OF
                                   POSITION                                                 PORTFOLIOS IN THE        OTHER
                                 WITH THE JNL                           PRINCIPAL              FUND COMPLEX      DIRECTORSHIPS
     MANAGER/OFFICER (AGE)         VARIABLE       LENGTH OF            OCCUPATION            OVERSEEN BY THE      HELD BY THE
           & ADDRESS                 FUNDS       TIME SERVED      FOR THE PAST 5 YEARS           MANAGER            MANAGER
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------------------------
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
Mark D. Nerud (38)              Vice President 2/99 to         Chief Financial Officer       Not Applicable    Not Applicable
225 West Wacker Drive                          present         (11/00 to present) and
Chicago, IL 60606                                              Managing Board Member of
                                Treasurer and  12/02 to        the Adviser (11/00 to
                                Chief          present         11/03); Vice President,
                                Financial                      Treasurer, Chief
                                Officer                        Financial Officer of
                                                               other Investment
                                                               Companies advised by the
                                                               Adviser; Vice President -
                                                               Fund Accounting &
                                                               Administration of Jackson
                                                               National Life Insurance
                                                               Company (1/00 to present)
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
Susan S. Rhee (32)              Vice           2/04 to         Secretary of the Adviser      Not Applicable    Not Applicable
1 Corporate Way                 President,     present         (11/00 to present);
Lansing, MI 48951               Counsel and                    Assistant Vice President
                                Secretary                      of Jackson National Life
                                                               Insurance Company (8/03
                                                               to present); Associate
                                                               General Counsel of
                                                               Jackson National Life
                                                               Insurance Company (7/01
                                                               to present); Senior
                                                               Attorney of Jackson
                                                               National Life Insurance
                                                               Company (1/00 to 7/01);
                                                               Goldman, Sachs & Co.
                                                               (10/99 to 12/99); Van Eck
                                                               Associates Corporation
                                                               (9/97 to 10/99)
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------




The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution).




--------
* Mr. Fritts is an "interested person" of the JNL Variable Funds due to his position with Jackson National Life Insurance Company, which is the parent company of the Adviser.

               MANAGERS OF THE JNL VARIABLE FUND LLC, JNL VARIABLE
       FUND III LLC JNL VARIABLE FUND V LLC AND JNLNY VARIABLE FUND I LLC
                     (COLLECTIVELY, THE JNL VARIABLE FUNDS)

Managers and officers that are interested persons of the Funds or the Adviser do not receive any compensation from the Funds for their services as Managers or officers. The following persons, who are disinterested Managers of the Fund, received from the Funds the compensation amounts indicated for the services as such.




                                                             PENSION OR
                                         AGGREGATE           RETIREMENT         ESTIMATED      TOTAL COMPENSATION
                                     COMPENSATION FROM    BENEFITS ACCRUED       ANNUAL             FROM THE
                                      THE JNL VARIABLE    AS PART OF FUND     BENEFITS UPON    JNL VARIABLE FUNDS
              MANAGER                      FUNDS*             EXPENSES         RETIREMENT       AND FUND COMPLEX
Joseph Frauenheim                         $42,500                   $0             $0               $42,500
Richard McLellan                          $40,000                   $0             $0               $40,000
Dominic D'Annunzio                        $43,334                   $0             $0               $43,334
Michael Bouchard                          $40,000                   $0             $0               $40,000
Michelle Engler                           $40,000                   $0             $0               $40,000



* The fees paid to the independent Managers are paid for combined meetings of the funds in the fund complex. The fees are allocated to the funds and it affiliated investment companies on a pro-rata basis based on net assets.



                             PROXY VOTING GUIDELINES

Jackson National Asset Management, LLC, the fund's adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures and information on the Funds' proxy voting policies and procedures and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available without charge, upon request, by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution). It is also available on Jackson National Life's website at JNL.com or Jackson National Life New York's website at JNLNY.com and on the Securities and Exchange Commission's Web site at SEC.gov.

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the semi-annual filing.

Item 6. Schedule of Investments

Included as a Part of the Report to Shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 8. Purchases of Equity Secruties by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.

Item 9.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 10. Controls and Procedures.

        In order to ensure that the information that we must disclose in our filings with the Securities and Exchange Commission is recorded, processed, summarized and reported on a timely basis, we have adopted disclosure controls and procedures. Our President and Chief Executive Officer, Robert A. Fritts, and our Chief Financial Officer, Mark D. Nerud, have reviewed and evaluated our disclosure controls and procedures as of August 24, 2004, and have concluded that our disclosure controls and procedures are effective.

        There was no change in our internal control over financial reporting during our last fiscal half-year that has materially affected, or is reasonably likely to materially affect, our internal control over financial reporting.

Item 11. Exhibits

        a. (1)  Code of Ethics - not applicable to the semi-annual filing.
           (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, are attached hereto.
           (3)  Not Applicable.

        b. The certification required by Rule 30a-2(b) fo the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lansing and State of Michigan, on the 8th day of September, 2004.

JNL Variable Fund LLC
(Registrant)

By:   /s/ Robert A. Fritts
      ----------------------------
      Robert A. Fritts, President



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature                            Title                         Date

/s/ Robert A. Fritts               President                  September 8, 2004
-------------------------
Robert A. Fritts


/s/ Mark D. Nerud                Chief Financial Officer      September 8, 2004
-------------------------
Mark D. Nerud

                                  EXHIBIT LIST

Exhibit 11(a)(2)(a)     Certification of the Principal Executive Officer
                        required by Rule 30a-2(a) under the Act.

Exhibit 11(a)(2)(b)     Certification of the Principal Financial Officer
                        required by Rule 30a-2(a) under the Act.

Exhibit 11(b)           Certification required by Rule 30a-2(b) under the Act.